First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 76.8%

Australia - 0.3%
Newcrest Mining Ltd.	9,296,442	166,749,915

Belgium - 1.0%
Groupe Bruxelles Lambert NV	6,469,396	523,453,931

Brazil - 2.0%
Ambev SA, ADR	149,620,059	466,814,584
Itausa SA (Preference)	97,473,480	202,419,154
Wheaton Precious Metals Corp.	7,936,282	355,783,522
		1,025,017,260
Canada - 3.6%
Agnico Eagle Mines Ltd.	2,298,700	120,508,953
Barrick Gold Corp.	20,128,459	348,021,056
Franco-Nevada Corp.	769,497	112,286,515
Imperial Oil Ltd.	10,896,401	587,024,857
Nutrien Ltd.	4,314,098	297,198,211
Power Corp. of Canada	12,323,141	349,139,307
		1,814,178,899
China - 1.9%
Alibaba Group Holding Ltd.*	34,738,392	443,935,319
Prosus NV*	6,460,544	511,076,873
		955,012,192
France - 2.7%
Danone SA	10,211,219	623,565,896
Legrand SA	1,954,335	195,931,205
LVMH Moet Hennessy Louis Vuitton SE	145,168	134,827,385
Sodexo SA	3,056,839	313,562,602
Wendel SE	867,489	85,633,780
		1,353,520,868
Germany - 0.8%
Brenntag SE	1,126,149	87,371,816
Henkel AG & Co. KGaA (Preference)	3,875,482	299,056,806
		386,428,622
Hong Kong - 1.7%
CK Asset Holdings Ltd.	37,986,500	219,982,632
Guoco Group Ltd.	12,748,580	103,891,358
Hongkong Land Holdings Ltd.	31,759,300	113,181,236
Hysan Development Co. Ltd.	23,322,348	55,109,737
Jardine Matheson Holdings Ltd.	7,051,271	348,300,607
		840,465,570
Japan - 6.7%
Chofu Seisakusho Co. Ltd. (a)	3,144,500	55,315,278
FANUC Corp.	13,602,500	416,133,640
Hirose Electric Co. Ltd.	1,258,915	159,451,270
Hoshizaki Corp.	5,662,600	217,165,820
Keyence Corp.	263,400	118,198,701
Komatsu Ltd.	6,756,000	189,265,626
Mitsubishi Electric Corp.	24,592,300	354,894,738
Mitsubishi Estate Co. Ltd.	11,741,485	143,900,019
MS&AD Insurance Group Holdings, Inc.	10,476,620	389,660,407
Secom Co. Ltd.	6,337,130	425,252,446
Shimano, Inc.	1,939,490	292,333,862
SMC Corp.	442,156	231,054,393
Sompo Holdings, Inc.	7,121,400	314,842,469
T Hasegawa Co. Ltd. (a)	3,002,800	71,720,558
USS Co. Ltd.	1,298,600	22,517,840
		3,401,707,067
Mexico - 1.5%
Fomento Economico Mexicano SAB de CV, ADR	5,421,458	613,980,119
Fresnillo plc	5,590,827	44,308,735
Industrias Penoles SAB de CV*	6,401,020	91,525,603
		749,814,457
Netherlands - 0.3%
Heineken Holding NV	1,712,066	140,346,883

Norway - 0.3%
Orkla ASA	16,166,787	127,569,281

South Korea - 1.7%
Hyundai Mobis Co. Ltd.	999,985	182,713,624
KT&G Corp.	5,242,098	339,205,356
Lotte Corp.	478,555	9,554,266
Lotte Wellfood Co. Ltd.	116,057	8,645,860
NAVER Corp.	629,662	112,185,222
Samsung Electronics Co. Ltd. (Preference)	4,049,795	182,405,917
		834,710,245
Sweden - 0.8%
Investor AB, Class A	4,970,940	100,951,850
Investor AB, Class B	11,255,824	229,888,825
Svenska Handelsbanken AB, Class A	10,429,006	91,566,238
		422,406,913
Switzerland - 2.3%
Cie Financiere Richemont SA (Registered)	4,644,824	747,969,472
Schindler Holding AG	1,798,637	436,739,348
		1,184,708,820
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	456,710,282

Thailand - 0.4%
Bangkok Bank PCL, NVDR	42,690,800	214,024,480

United Kingdom - 5.3%
BAE Systems plc	30,239,911	361,640,952
Berkeley Group Holdings plc (a)	6,766,463	377,282,851
British American Tobacco plc	19,154,797	644,139,871
Derwent London plc, REIT	202,574	5,504,852
Lloyds Banking Group plc	396,239,696	228,926,992
Reckitt Benckiser Group plc	4,683,195	350,828,175
Unilever plc	12,894,404	694,077,819
		2,662,401,512

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
United States - 42.6%
Alphabet, Inc., Class A*	2,694,360	357,595,459
Alphabet, Inc., Class C*	4,503,302	599,434,529
American Express Co.	1,903,714	321,499,220
Analog Devices, Inc.	2,464,848	491,811,122
Bank of New York Mellon Corp. (The)	11,016,077	499,689,253
Becton Dickinson & Co.	1,130,197	314,895,488
Berkshire Hathaway, Inc., Class A*	675	361,395,000
Boston Properties, Inc., REIT	2,473,129	164,784,585
Brown & Brown, Inc.	3,021,843	212,888,839
CH Robinson Worldwide, Inc. (a)	6,691,967	670,401,254
Charles Schwab Corp. (The)	2,570,105	169,883,941
Colgate-Palmolive Co.	7,218,573	550,488,377
Comcast Corp., Class A	21,961,227	993,965,134
Cummins, Inc.	1,455,755	379,660,904
Deere & Co.	381,724	163,988,631
Dentsply Sirona, Inc.	6,900,950	286,527,444
Douglas Emmett, Inc., REIT (a)	9,162,021	134,681,709
Elevance Health, Inc.	1,258,041	593,329,877
Equity Residential, REIT	5,716,613	376,953,461
Expeditors International of Washington, Inc.	1,875,971	238,811,108
Exxon Mobil Corp.	9,538,191	1,022,875,603
Fidelity National Financial, Inc.	3,078,584	120,588,135
Flowserve Corp. (a)	7,892,216	298,010,076
Haleon plc	68,822,768	297,068,274
HCA Healthcare, Inc.	3,109,934	848,421,095
IPG Photonics Corp.* (a)	3,097,302	407,140,348
JG Boswell Co.	2,485	1,621,574
Kraft Heinz Co. (The)	4,471,740	161,787,553
Medtronic plc	3,519,853	308,902,299
Meta Platforms, Inc., Class A*	4,124,147	1,313,953,234
Microsoft Corp.	1,102,682	370,412,938
Mills Music Trust (a)	31,592	1,224,190
Nestle SA (Registered)	3,086,462	378,150,898
Newmont Corp.	7,901,033	339,112,336
NOV, Inc. (a)	26,905,276	540,257,942
Oracle Corp.	13,402,937	1,571,226,305
Philip Morris International, Inc.	6,664,841	664,617,945
PPG Industries, Inc.	853,547	122,825,413
Ross Stores, Inc.	2,633,277	301,878,875
Royal Gold, Inc.	1,476,988	177,445,338
RPM International, Inc.	850,166	87,830,650
Salesforce, Inc.*	1,385,077	311,656,176
Sanofi	4,031,951	430,146,910
Schlumberger NV	19,905,698	1,161,298,421
Texas Instruments, Inc.	2,333,362	420,005,160
UGI Corp.	4,677,898	126,256,467
Universal Health Services, Inc., Class B	3,368,166	468,040,347
US Bancorp	5,965,007	236,691,478
Walmart, Inc.	1,383,386	221,148,086
Weyerhaeuser Co., REIT	10,347,140	352,423,589
Willis Towers Watson plc	2,553,725	539,678,704
		21,485,381,694
TOTAL COMMON STOCKS (Cost $25,556,558,006)		38,744,608,891

Investments	Ounces	Value ($)
COMMODITIES - 10.8%

Gold bullion*
(Cost $2,902,970,314)	2,764,801	5,432,447,017

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.7%

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	57,427,339

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	911,940,000	53,856,470
Series M, 10.00%, 12/5/2024	MXN	816,590,000	48,513,590
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	98,599,863
			200,969,923
South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	158,937,690,000	117,045,826

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 367,920,057)			375,443,088

CORPORATE BONDS - 0.0% (b)

United States - 0.0% (b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,141,503)		5,467,000	4,995,471

SHORT-TERM INVESTMENTS - 11.6%

COMMERCIAL PAPER - 11.5%
AES Corp. (The)
6.10%, 8/1/2023 (c)		18,691,000	18,687,848
Amazon.com, Inc.
5.12%, 9/5/2023 (c)		59,900,000	59,588,879

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
BASF SE
5.40%, 9/13/2023 (c)	100,000,000	99,336,700
5.46%, 9/19/2023 (c)(d)	50,000,000	49,623,125
BNG Bank NV
5.28%, 9/29/2023 (c)(d)	100,000,000	99,111,667
5.32%, 10/4/2023 (c)(d)	100,000,000	99,035,472
5.39%, 10/27/2023 (c)(d)	100,000,000	98,681,222
BP Capital Markets plc
5.45%, 9/26/2023 (c)	66,653,000	66,075,202
Caisse d'Amortissement de la Dette Sociale
5.28%, 8/7/2023 (c)(d)	75,000,000	74,922,563
5.24%, 8/8/2023 (c)(d)	66,667,000	66,588,318
Coca-Cola Co. (The)
5.24%, 9/27/2023 (c)(d)	16,270,000	16,133,379
Engie SA
5.38%, 9/7/2023 (c)	43,000,000	42,760,982
5.33%, 9/15/2023 (c)	35,748,000	35,508,145
5.33%, 9/27/2023 (c)	89,153,000	88,389,003
5.48%, 10/26/2023 (c)	120,000,000	118,433,421
Entergy Corp.
5.45%, 8/1/2023 (c)	15,229,000	15,226,681
Export Development Canada
5.06%, 8/21/2023 (c)	25,322,000	25,243,920
Export Development Corp.
5.30%, 9/22/2023 (c)	49,200,000	48,810,526
5.40%, 10/19/2023 (c)	100,000,000	98,807,333
FMS Wertmanagement
5.37%, 10/17/2023 (c)(d)	122,000,000	120,593,218
5.44%, 11/2/2023 (c)(d)	100,000,000	98,610,367
5.44%, 11/6/2023 (c)(d)	50,000,000	49,273,847
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (c)	51,226,000	51,218,066
GlaxoSmithKline LLC
5.22%, 8/18/2023 (c)(d)	41,162,000	41,052,509
5.27%, 9/18/2023 (c)	81,497,000	80,902,212
Global Payments, Inc.
5.98%, 8/1/2023 (c)	34,059,000	34,053,362
Henkel Corp.
5.08%, 8/21/2023 (c)(d)	100,000,000	99,692,467
5.42%, 9/8/2023 (c)	50,000,000	49,714,271
5.34%, 10/12/2023 (c)(d)	60,000,000	59,353,585
Hitachi International Treasury Ltd.
5.45%, 8/1/2023 (c)	19,382,000	19,379,060
Honeywell International, Inc.
5.03%, 8/15/2023 (c)	50,000,000	49,889,729
Hydro-Quebec
5.10%, 8/11/2023 (c)(d)	33,333,000	33,279,508
5.11%, 8/16/2023 (c)	70,000,000	69,836,387
5.10%, 8/18/2023 (c)	45,000,000	44,881,447
5.24%, 9/20/2023 (c)(d)	19,900,000	19,750,697
5.33%, 11/3/2023 (c)(d)	113,000,000	111,421,358
Hydro-quebec Corporate Commercial Paper Discount
5.36%, 10/25/2023 (c)	29,429,000	29,057,732
Kreditanstalt fuer Wiederaufbau
5.15%, 8/1/2023 (c)(d)	100,000,000	99,986,053
5.16%, 8/28/2023 (c)(d)	57,374,000	57,144,765
5.27%, 9/21/2023 (c)	25,000,000	24,810,525
5.26%, 9/28/2023 (c)(d)	117,000,000	115,987,943
5.28%, 10/16/2023 (c)(d)	8,000,000	7,909,243
5.32%, 10/20/2023 (c)(d)	56,842,000	56,163,008
5.33%, 10/24/2023 (c)(d)	40,250,000	39,744,986
LVMH Moet Hennessy Louis Vuitton SE
5.06%, 8/14/2023 (c)(d)	36,487,000	36,411,896
Nederlandse Waterschapsbank NV
5.31%, 10/2/2023 (c)(d)	50,000,000	49,531,350
5.31%, 10/3/2023 (c)(d)	75,000,000	74,286,000
5.42%, 11/1/2023 (c)	125,000,000	123,279,500
NRW Bank
5.28%, 8/17/2023 (c)	50,000,000	49,877,836
5.16%, 8/22/2023 (c)	65,000,000	64,794,001
5.17%, 8/23/2023 (c)(d)	85,000,000	84,718,209
5.12%, 8/31/2023 (c)	75,000,000	74,663,650
5.38%, 9/7/2023 (c)(d)	50,000,000	49,724,183
Oesterreichische Kontrollbank AG
5.24%, 8/7/2023 (c)	50,000,000	49,948,472
5.22%, 8/25/2023 (c)	147,626,000	147,081,013
5.35%, 9/12/2023 (c)	100,000,000	99,361,928
Ontario Teachers' Finance Trust
5.38%, 11/6/2023 (c)(d)	9,155,000	9,022,839
5.39%, 11/17/2023 (c)(d)	3,400,000	3,345,357
Philip Morris International, Inc.
5.22%, 8/3/2023 (c)(d)	29,900,000	29,886,635
5.28%, 8/4/2023 (c)	112,600,000	112,532,741
5.27%, 8/11/2023 (c)	50,000,000	49,917,698
5.25%, 8/14/2023 (c)	40,000,000	39,916,482
5.25%, 8/24/2023 (c)	75,000,000	74,731,950
5.34%, 8/30/2023 (c)	50,000,000	49,776,250
5.37%, 9/5/2023 (c)(d)	57,950,000	57,638,577
5.52%, 10/27/2023 (c)	45,000,000	44,403,800
Province of Quebec
5.05%, 8/2/2023 (c)(d)	52,250,000	52,234,694
5.07%, 8/3/2023 (c)(d)	35,793,000	35,777,269
5.21%, 8/10/2023 (c)	93,050,000	92,913,501
5.29%, 8/29/2023 (c)(d)	96,050,000	95,640,693
5.24%, 9/20/2023 (c)	39,252,000	38,957,283
5.24%, 9/22/2023 (c)(d)	100,000,000	99,219,722
5.25%, 9/27/2023 (c)(d)	50,000,000	49,573,056
PSP Capital, Inc.
5.26%, 8/16/2023 (c)(d)	65,000,000	64,846,658
5.22%, 8/24/2023 (c)(d)	100,000,000	99,646,133
5.21%, 9/6/2023 (c)(d)	73,838,000	73,435,257
5.28%, 9/8/2023 (c)(d)	40,200,000	39,968,793

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
5.38%, 10/18/2023 (c)(d)	28,000,000	27,672,501
5.40%, 10/23/2023 (c)(d)	33,158,000	32,745,625
5.41%, 10/24/2023 (c)(d)	26,371,000	26,039,128
5.42%, 11/7/2023 (c)(d)	31,550,000	31,085,126
Sanofi
5.25%, 9/14/2023 (c)(d)	100,000,000	99,336,250
5.29%, 10/6/2023 (c)(d)	100,000,000	99,008,772
5.42%, 10/20/2023 (c)(d)	99,750,000	98,543,200
5.47%, 10/25/2023 (c)(d)	100,000,000	98,711,194
5.45%, 10/26/2023 (c)(d)	50,000,000	49,347,621
Svensk Export Credit Corp.
5.31%, 10/27/2023 (c)	50,000,000	49,341,100
Unilever Finance Netherlands BV
5.15%, 8/22/2023 (c)(d)	50,000,000	49,838,178
5.30%, 9/21/2023 (c)(d)	33,350,000	33,093,965
5.30%, 9/25/2023 (c)	66,700,000	66,148,331
Walmart, Inc.
5.13%, 8/21/2023 (c)(d)	65,000,000	64,799,573
5.20%, 8/28/2023 (c)(d)	52,500,000	52,284,032
Walt Disney Co. (The)
5.43%, 9/25/2023 (c)(d)	85,000,000	84,285,339
5.49%, 10/10/2023 (c)(d)	20,000,000	19,785,580
TOTAL COMMERCIAL PAPER (Cost $5,785,145,953)		5,783,799,672
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
5.10%, 8/3/2023 (c)	20,000,000	19,994,159
5.33%, 11/16/2023 (c)	20,000,000	19,687,099
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,682,894)		39,681,258

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (e) (Cost $2,812,064)	2,812,064	2,812,064
TOTAL SHORT-TERM INVESTMENTS (Cost $5,827,640,911)		5,826,292,994

Total Investments - 99.9% (Cost $34,660,230,791)		50,383,787,461
Other assets less liabilities - 0.1%		58,073,537
Net Assets - 100.0%		50,441,860,998

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown was the current yield as of July 31, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $3,385,542,705, which represents approximately 6.71% of net assets of the Fund.
(e)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	14,123,000	USD	17,904,292	Goldman Sachs	8/23/2023	222,522
USD	201,687,721	EUR	181,448,000	Goldman Sachs	8/23/2023	1,961,958
USD	88,418,605	JPY	12,204,420,000	Goldman Sachs	8/23/2023	2,321,071
USD	201,801,961	EUR	181,448,000	JPMorgan Chase Bank	9/20/2023	1,803,521
USD	16,554,736	GBP	12,894,000	JPMorgan Chase Bank	9/20/2023	3,668
USD	88,969,710	JPY	12,204,420,000	JPMorgan Chase Bank	9/20/2023	2,497,697
USD	115,253,440	EUR	102,621,000	UBS AG	10/18/2023	1,988,155
USD	89,447,677	JPY	12,204,420,000	UBS AG	10/18/2023	2,600,097
USD	203,967,511	EUR	181,448,000	Bank of New York Mellon	11/15/2023	3,398,158
USD	89,809,702	JPY	12,204,420,000	Bank of New York Mellon	11/15/2023	2,555,068
Total unrealized appreciation						19,351,915
USD	90,046,084	GBP	72,083,000	Goldman Sachs	8/23/2023	(2,472,159)
USD	90,227,100	GBP	71,420,000	JPMorgan Chase Bank	9/20/2023	(1,449,434)
USD	85,476,136	EUR	78,827,000	UBS AG	10/18/2023	(1,527,134)
Total unrealized depreciation						(5,448,727)
Net unrealized appreciation						13,903,188

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	1.8
Automobile Components	0.4
Banks	1.9
Beverages	2.4
Broadline Retail	1.9
Capital Markets	1.3
Chemicals	1.1
Commercial Services & Supplies	0.8
Commodities	10.8
Consumer Finance	0.6
Consumer Staples Distribution & Retail	0.4
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	3.4
Entertainment	0.0 *
Financial Services	2.5
Food Products	2.6
Foreign Government Securities	0.7
Gas Utilities	0.3
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	0.6
Household Durables	0.8
Household Products	2.4
Industrial Conglomerates	0.9
Insurance	3.8
Interactive Media & Services	4.7
Leisure Products	0.6
Machinery	4.6
Media	2.0
Metals & Mining	3.5
Office REITs	0.6
Oil, Gas & Consumable Fuels	3.2
Personal Care Products	2.0
Pharmaceuticals	0.9
Real Estate Management & Development	1.1
Residential REITs	0.7
Semiconductors & Semiconductor Equipment	2.7
Software	4.5
Specialized REITs	0.7
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	1.8
Tobacco	3.3
Trading Companies & Distributors	0.2
Short-Term Investments	11.6
Total Investments	99.9%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2023	Dividend Income
Common Stocks - 5.1%
Japan - 0.3%
Chofu Seisakusho Co. Ltd.	3,144,500	$44,031,237	$-	$(1,415,950)	$(273,420)	$12,973,411	$55,315,278	$835,640
T Hasegawa Co. Ltd.	3,002,800	63,875,515	-	-	-	7,845,043	71,720,558	650,554
		107,906,752	-	(1,415,950)	(273,420)	20,818,454	127,035,836	1,486,194
United Kingdom - 0.7%
Berkeley Group Holdings plc	6,766,463	269,219,704	-	-	-	108,063,147	377,282,851	5,615,335
United States - 4.1%
CH Robinson Worldwide, Inc.	6,691,967	725,720,121	-	(77,227,323)	16,286,445	5,622,011	670,401,254	12,877,636
Douglas Emmett, Inc., REIT	9,162,021	144,503,046	15,559,889	-	-	(25,381,226)	134,681,709	5,042,431
Flowserve Corp.	7,892,216	226,348,755	-	-	-	71,661,321	298,010,076	4,735,330
IPG Photonics Corp.*	3,097,302	265,314,889	-	-	-	141,825,459	407,140,348	-
Mills Music Trust	31,592	1,200,812	-	-	-	23,378	1,224,190	53,694
NOV, Inc.	26,905,276	602,678,182	-	-	-	(62,420,240)	540,257,942	4,035,791
		1,965,765,805	15,559,889	(77,227,323)	16,286,445	131,330,703	2,051,715,519	26,744,882
Total Common Stocks		2,342,892,261	15,559,889	(78,643,273)	16,013,025	260,212,304	2,556,034,206	33,846,411
Total		$2,342,892,261	$15,559,889	$(78,643,273)	$16,013,025	$260,212,304	$2,556,034,206	$33,846,411

*  Non-income producing security.

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 80.4%

Australia - 0.3%
Newcrest Mining Ltd.	2,048,366	36,741,460

Belgium - 1.9%
Groupe Bruxelles Lambert NV	2,922,262	236,447,040
Legris Industries SE*‡ (a)(b)(c)	905,366	16,713,604
		253,160,644
Brazil - 3.4%
Ambev SA, ADR	74,789,315	233,342,663
Itausa SA (Preference)	48,522,263	100,764,181
Wheaton Precious Metals Corp.	2,364,552	106,002,866
		440,109,710
Canada - 7.0%
Agnico Eagle Mines Ltd.	717,589	37,619,480
Barrick Gold Corp.	5,379,581	93,012,955
Franco-Nevada Corp.	194,071	28,319,222
Imperial Oil Ltd.	7,543,865	406,412,748
Nutrien Ltd.	2,436,243	167,832,780
Power Corp. of Canada	6,216,607	176,128,948
		909,326,133
Chile - 1.2%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	157,137,730

China - 2.9%
Alibaba Group Holding Ltd.*	13,666,828	174,653,670
Prosus NV*	2,551,268	201,824,192
		376,477,862
Faroe Islands - 0.4%
Bakkafrost P/F	801,656	46,651,516

France - 4.9%
Danone SA	4,768,985	291,226,386
Laurent-Perrier (b)	558,938	75,589,937
Legrand SA	812,472	81,454,110
LVMH Moet Hennessy Louis Vuitton SE	33,358	30,981,841
Sodexo SA	1,234,017	126,582,258
Wendel SE	439,181	43,353,552
		649,188,084
Germany - 2.1%
Brenntag SE	628,298	48,746,247
FUCHS SE (Preference)	2,322,615	96,141,646
Henkel AG & Co. KGaA (Preference)	1,612,296	124,415,000
		269,302,893
Hong Kong - 3.8%
CK Asset Holdings Ltd.	19,475,000	112,781,166
Great Eagle Holdings Ltd.	22,777,700	42,536,897
Guoco Group Ltd.	7,806,340	63,615,812
Hongkong Land Holdings Ltd.	15,883,500	56,604,338
Hysan Development Co. Ltd.	17,500,405	41,352,728
Jardine Matheson Holdings Ltd.	3,779,100	186,670,293
		503,561,234
Japan - 15.5%
As One Corp.	1,378,380	54,803,363
Chofu Seisakusho Co. Ltd. (b)	1,716,300	30,191,640
Daiichikosho Co. Ltd. (b)	5,732,560	115,795,083
FANUC Corp.	6,103,700	186,727,065
Hirose Electric Co. Ltd.	758,730	96,098,991
Hoshizaki Corp.	2,554,200	97,955,875
Kansai Paint Co. Ltd.	8,320,730	136,387,945
Keyence Corp.	74,800	33,565,918
Komatsu Ltd.	3,814,300	106,855,518
Mitsubishi Electric Corp.	11,266,300	162,585,467
Mitsubishi Estate Co. Ltd.	7,746,565	94,939,511
MS&AD Insurance Group Holdings, Inc.	4,583,300	170,468,199
Nagaileben Co. Ltd.	1,687,224	28,008,976
Nihon Kohden Corp.	1,975,100	52,062,718
Pilot Corp.	477,500	15,734,595
Secom Co. Ltd.	3,010,200	201,999,156
Shimano, Inc.	878,870	132,469,598
SK Kaken Co. Ltd.	437,805	22,649,596
SMC Corp.	208,990	109,210,454
Sompo Holdings, Inc.	2,964,000	131,040,677
T Hasegawa Co. Ltd.	1,906,436	45,534,386
USS Co. Ltd.	560,300	9,715,652
		2,034,800,383
Mexico - 2.9%
Fomento Economico Mexicano SAB de CV, ADR	2,613,173	295,941,842
Fresnillo plc	1,426,722	11,307,137
Grupo Mexico SAB de CV, Series B	6,905,948	35,896,907
Industrias Penoles SAB de CV*	2,246,692	32,124,543
		375,270,429
Netherlands - 3.0%
HAL Trust	644,459	80,294,215
Heineken Holding NV	679,068	55,666,708
Shell plc	8,552,371	263,078,482
		399,039,405
Norway - 0.9%
Orkla ASA	14,829,598	117,017,757

Singapore - 1.7%
Haw Par Corp. Ltd. (b)	19,447,213	140,608,008
UOL Group Ltd.	14,128,300	74,755,364
		215,363,372
South Korea - 3.9%
Fursys, Inc. (b)	872,463	20,671,073
Hyundai Mobis Co. Ltd.	505,396	92,344,120
KT&G Corp.	2,451,893	158,656,942
Lotte Corp.	404,901	8,083,777
Lotte Wellfood Co. Ltd.	75,032	5,589,634
NAVER Corp.	258,729	46,097,065
NongShim Co. Ltd.	203,663	63,367,576

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd. (Preference)	2,345,824	105,657,738
		500,467,925
Sweden - 2.5%
Industrivarden AB, Class A	123,708	3,512,931
Industrivarden AB, Class C	1,572,517	44,550,650
Investor AB, Class A	1,982,447	40,260,332
Investor AB, Class B	8,384,352	171,241,912
L E Lundbergforetagen AB, Class B	103,279	4,551,448
Svenska Handelsbanken AB, Class A	6,838,494	60,041,693
		324,158,966
Switzerland - 3.6%
Cie Financiere Richemont SA (Registered)	1,767,922	284,693,604
Schindler Holding AG	724,861	176,008,456
		460,702,060
Taiwan - 1.8%
Taiwan Secom Co. Ltd.	8,545,694	29,787,285
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,075,542	205,789,989
		235,577,274
Thailand - 1.0%
Bangkok Bank PCL, NVDR	20,440,959	102,477,949
Thai Beverage PCL	52,214,985	23,753,819
		126,231,768
Turkey - 0.4%
AG Anadolu Grubu Holding A/S	9,784,125	50,186,639

United Kingdom - 8.7%
BAE Systems plc	13,135,620	157,089,686
Berkeley Group Holdings plc	2,497,480	139,253,902
Big Yellow Group plc, REIT	226,593	3,118,413
British American Tobacco plc	7,639,941	256,916,876
Great Portland Estates plc, REIT	4,895,618	26,865,216
Lloyds Banking Group plc	189,904,219	109,716,926
Reckitt Benckiser Group plc	2,315,706	173,474,499
Unilever plc	5,122,575	275,737,109
		1,142,172,627
United States - 6.6%
Haleon plc	26,953,694	116,343,582
Nestle SA (Registered)	1,236,148	151,451,881
Newmont Corp.	2,665,290	114,394,247
Royal Gold, Inc.	454,973	54,660,456
Sanofi	1,679,882	179,217,469
Willis Towers Watson plc	1,119,400	236,562,802
		852,630,437
TOTAL COMMON STOCKS (Cost $7,823,272,107)		10,475,276,308

Investments	Ounces	Value ($)
COMMODITIES - 10.9%

Gold bullion*
(Cost $663,216,748)	724,971	1,424,466,961

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.6%

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	17,987,750

Mexico - 0.6%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	377,210,000	22,276,903
Series M, 10.00%, 12/5/2024	MXN	388,030,000	23,052,852
Series M, 5.75%, 3/5/2026	MXN	665,860,000	36,208,150
			81,537,905
Singapore - 0.6%
Republic of Singapore
1.25%, 11/1/2026	SGD	108,048,000	76,257,227

South Korea - 0.3%
Republic of Korea
1.25%, 3/10/2026	KRW	59,926,230,000	44,131,226

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 214,698,628)			219,914,108

SHORT-TERM INVESTMENTS - 7.2%

COMMERCIAL PAPER - 7.0%
AES Corp. (The)
6.10%, 8/1/2023 (d)		16,738,000	16,735,177
Caisse d'Amortissement de la Dette Sociale
5.24%, 8/8/2023 (d)(e)		33,333,000	33,293,660
Engie SA
5.33%, 9/15/2023 (d)		64,252,000	63,820,894
Entergy Corp.
5.45%, 8/1/2023 (d)		13,638,000	13,635,924
FMS Wertmanagement
5.37%, 10/17/2023 (d)(e)		28,000,000	27,677,132
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (d)		45,874,000	45,866,895
GlaxoSmithKline LLC
5.22%, 8/18/2023 (d)(e)		10,738,000	10,709,437
Global Payments, Inc.
5.98%, 8/1/2023 (d)		30,500,000	30,494,951
Hitachi International Treasury Ltd.
5.45%, 8/1/2023 (d)		17,358,000	17,355,367

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Hydro-Quebec
5.10%, 8/11/2023 (d)(e)	16,667,000	16,640,253
5.11%, 8/16/2023 (d)	40,000,000	39,906,507
5.10%, 8/17/2023 (d)(e)	40,000,000	39,900,569
5.33%, 11/3/2023 (d)(e)	7,000,000	6,902,208
Hydro-quebec Corporate Commercial Paper Discount
5.36%, 10/25/2023 (d)	26,371,000	26,038,311
Kreditanstalt fuer Wiederaufbau
5.16%, 8/28/2023 (d)(e)	21,626,000	21,539,595
5.32%, 10/20/2023 (d)(e)	63,158,000	62,403,562
5.33%, 10/24/2023 (d)(e)	5,750,000	5,677,855
NRW Bank
5.16%, 8/22/2023 (d)	10,000,000	9,968,308
5.17%, 8/23/2023 (d)(e)	15,000,000	14,950,272
Oesterreichische Kontrollbank AG
5.20%, 8/25/2023 (d)	27,374,000	27,272,944
Ontario Teachers' Finance Trust
5.38%, 11/6/2023 (d)(e)	10,000,000	9,855,641
Philip Morris International, Inc.
5.21%, 8/1/2023 (d)	40,000,000	39,994,066
Province of Quebec
5.05%, 8/2/2023 (d)(e)	20,000,000	19,994,141
5.07%, 8/3/2023 (d)(e)	14,207,000	14,200,756
5.11%, 8/9/2023 (d)(e)	66,850,000	66,761,741
5.24%, 9/20/2023 (d)	70,548,000	70,018,303
PSP Capital, Inc.
5.21%, 9/6/2023 (d)(e)	19,262,000	19,156,937
5.38%, 10/18/2023 (d)(e)	12,000,000	11,859,643
5.40%, 10/23/2023 (d)(e)	36,842,000	36,383,808
5.41%, 10/24/2023 (d)(e)	23,629,000	23,331,636
Sanofi
5.42%, 10/20/2023 (d)(e)	14,250,000	14,077,600
Unilever Finance Netherlands BV
5.30%, 9/21/2023 (d)(e)	16,650,000	16,522,174
5.30%, 9/25/2023 (d)	33,300,000	33,024,580
TOTAL COMMERCIAL PAPER (Cost $906,161,795)		905,970,847
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.10%, 8/3/2023 (d)	10,000,000	9,997,079
5.33%, 11/16/2023 (d)	10,000,000	9,843,550
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,841,447)		19,840,629

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 5.28% (g) (Cost $94,099)	94,099	94,099
TOTAL SHORT-TERM INVESTMENTS (Cost $926,097,341)		925,905,575

Total Investments - 100.1% (Cost $9,627,284,824)		13,045,562,952
Liabilities in excess of other assets - (0.1)%		(10,047,147)
Net Assets - 100.0%		13,035,515,805

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$18.46

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2023 amounted to $16,713,604, which represents approximately 0.13% of net assets of the Fund.
(d)	The rate shown was the current yield as of July 31, 2023.
(e)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $471,838,620, which represents approximately 3.62% of net assets of the Fund.
(f)	Represents less than 0.05% of net assets.
(g)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	5,653,000	USD	7,166,534	Goldman Sachs	8/23/2023	89,069
USD	111,573,822	EUR	100,308,000	Goldman Sachs	8/23/2023	1,161,517
USD	52,055,959	JPY	7,185,284,000	Goldman Sachs	8/23/2023	1,366,518
USD	111,633,977	EUR	100,308,000	JPMorgan Chase Bank	9/20/2023	1,070,931
USD	6,506,856	GBP	5,068,000	JPMorgan Chase Bank	9/20/2023	1,442
USD	52,380,419	JPY	7,185,284,000	JPMorgan Chase Bank	9/20/2023	1,470,505
USD	58,879,536	EUR	52,426,000	UBS AG	10/18/2023	1,015,689
USD	52,661,820	JPY	7,185,284,000	UBS AG	10/18/2023	1,530,793
USD	112,757,226	EUR	100,308,000	Bank of New York Mellon	11/15/2023	1,878,568
USD	52,874,960	JPY	7,185,284,000	Bank of New York Mellon	11/15/2023	1,504,282
Total unrealized appreciation						11,089,314
USD	35,924,494	GBP	28,758,000	Goldman Sachs	8/23/2023	(986,285)
USD	38,215,763	GBP	30,250,000	JPMorgan Chase Bank	9/20/2023	(613,909)
USD	51,920,895	EUR	47,882,000	UBS AG	10/18/2023	(927,629)
Total unrealized depreciation						(2,527,823)
Net unrealized appreciation						8,561,491

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.2%
Automobile Components	0.7
Banks	2.9
Beverages	6.5
Broadline Retail	2.9
Chemicals	3.6
Commercial Services & Supplies	2.1
Commodities	10.9
Electrical Equipment	1.8
Electronic Equipment, Instruments & Components	1.0
Entertainment	0.9
Financial Services	4.7
Food Products	5.2
Foreign Government Securities	1.6
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	1.0
Household Durables	1.3
Household Products	2.3
Industrial Conglomerates	2.4
Insurance	5.5
Interactive Media & Services	0.4
Leisure Products	1.0
Machinery	5.3
Metals & Mining	4.2
Office REITs	0.2
Oil, Gas & Consumable Fuels	5.1
Personal Care Products	3.0
Pharmaceuticals	2.5
Real Estate Management & Development	3.2
Semiconductors & Semiconductor Equipment	1.6
Specialized REITs	0.0 *
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.4
Tobacco	3.2
Trading Companies & Distributors	0.4
Short-Term Investments	7.2
Total Investments	100.1%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2023	Dividend Income
Common Stocks — 4.3%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$14,924,062	$–	$–	$–	$1,789,542	$16,713,604	$–
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR	9,392,572	101,533,703	–	–	–	55,604,027	157,137,730	2,449,848
France — 0.6%
Laurent-Perrier	558,938	54,469,274	–	–	–	21,120,663	75,589,937	1,244,364
Japan — 1.1%
Chofu Seisakusho Co. Ltd.	1,716,300	24,979,077	–	(2,004,025)	(154,466)	7,371,054	30,191,640	472,686
Daiichikosho Co. Ltd.	5,732,560	82,184,041	–	–	–	33,611,042	115,795,083	1,109,183
		107,163,118	–	(2,004,025)	(154,466)	40,982,096	145,986,723	1,581,869
Singapore — 1.1%
Haw Par Corp. Ltd.	19,447,213	129,829,745	–	–	–	10,778,263	140,608,008	2,201,156
South Korea — 0.2%
Fursys, Inc.	872,463	16,775,972	–	–	–	3,895,101	20,671,073	592,152
Namyang Dairy Products Co. Ltd. (Preference)^	–	2,237,746	–	(3,232,534)	3,055,024	(2,060,236)	–	10,186
		19,013,718	–	(3,232,534)	3,055,024	1,834,865	20,671,073	602,338

Total Common Stocks		426,933,620	–	(5,236,559)	2,900,558	132,109,456	556,707,075	8,079,575
Total		$426,933,620	$–	$(5,236,559)	$2,900,558	$132,109,456	$556,707,075	$8,079,575

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Represents an unaffiliated issuer as of July 31, 2023.
(a)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2023 amounted to $16,713,604, which represents approximately 0.13% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale.

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 72.8%

Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc.	294,701	29,523,146
Expeditors International of Washington, Inc.	94,942	12,086,117
		41,609,263
Banks - 1.1%
US Bancorp	330,658	13,120,509

Capital Markets - 2.9%
Bank of New York Mellon Corp. (The)	589,455	26,737,679
Charles Schwab Corp. (The)	143,493	9,484,887
		36,222,566
Chemicals - 1.6%
Nutrien Ltd. (Canada)	158,929	10,948,619
PPG Industries, Inc.	37,210	5,354,519
RPM International, Inc.	30,241	3,124,198
		19,427,336
Consumer Finance - 1.1%
American Express Co.	78,997	13,341,013

Consumer Staples Distribution & Retail - 0.8%
Walmart, Inc.	58,370	9,331,028

Electronic Equipment, Instruments & Components - 1.8%
IPG Photonics Corp.*	172,551	22,681,829

Energy Equipment & Services - 3.8%
NOV, Inc.	999,361	20,067,169
Schlumberger NV	471,530	27,509,060
		47,576,229
Financial Services - 1.6%
Berkshire Hathaway, Inc., Class A*	37	19,809,800

Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	7,477,719

Gas Utilities - 0.4%
UGI Corp.	194,116	5,239,191

Health Care Equipment & Supplies - 3.1%
Becton Dickinson & Co.	44,564	12,416,422
Dentsply Sirona, Inc.	350,379	14,547,736
Medtronic plc	131,450	11,536,052
		38,500,210
Health Care Providers & Services - 7.7%
Elevance Health, Inc.	63,028	29,725,895
HCA Healthcare, Inc.	157,427	42,947,660
Universal Health Services, Inc., Class B	170,425	23,682,258
		96,355,813
Household Products - 2.3%
Colgate-Palmolive Co.	376,279	28,695,037

Insurance - 2.5%
Brown & Brown, Inc.	167,967	11,833,275
Fidelity National Financial, Inc.	116,065	4,546,266
Willis Towers Watson plc	67,171	14,195,248
		30,574,789
Interactive Media & Services - 7.9%
Alphabet, Inc., Class A*	145,960	19,371,811
Alphabet, Inc., Class C*	188,322	25,067,542
Meta Platforms, Inc., Class A*	169,755	54,083,943
		98,523,296
Machinery - 3.4%
Cummins, Inc.	73,903	19,273,902
Deere & Co.	20,543	8,825,273
Flowserve Corp.	378,708	14,300,014
		42,399,189
Media - 3.3%
Comcast Corp., Class A	920,308	41,653,140

Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	82,024	4,300,094
Barrick Gold Corp. (Canada)	522,110	9,027,282
Franco-Nevada Corp. (Canada)	21,527	3,141,262
Newcrest Mining Ltd. (Australia)	236,346	4,239,329
Newmont Corp.	252,516	10,837,987
Royal Gold, Inc.	38,764	4,657,107
		36,203,061
Office REITs - 1.0%
Boston Properties, Inc., REIT	102,688	6,842,101
Douglas Emmett, Inc., REIT	359,380	5,282,886
		12,124,987
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp.	317,531	34,052,024

Residential REITs - 1.4%
Equity Residential, REIT	254,518	16,782,917

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	126,112	25,163,127
Texas Instruments, Inc.	119,213	21,458,340
		46,621,467
Software - 6.9%
Microsoft Corp.	64,625	21,708,830
Oracle Corp.	425,031	49,826,384
Salesforce, Inc.*	61,730	13,889,867
		85,425,081
Specialized REITs - 1.1%
Weyerhaeuser Co., REIT	401,701	13,681,936

Specialty Retail - 0.9%
Ross Stores, Inc.	100,220	11,489,221

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2023 (unaudited)

Investments	Shares	Value ($)
Tobacco - 3.0%
Philip Morris International, Inc.	372,296	37,125,357

TOTAL COMMON STOCKS (Cost $488,085,135)		906,044,008

Investments	Ounces	Value ($)
COMMODITIES - 11.4%

Gold bullion* (Cost $78,780,492)	72,529	142,508,775

MASTER LIMITED PARTNERSHIPS - 3.1%

Oil, Gas & Consumable Fuels - 3.1%
Enterprise Products Partners LP	623,041	16,516,817
Magellan Midstream Partners LP	337,252	22,349,690

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $28,023,469)		38,866,507

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25%, (a) (Cost $5,693,463)	4,250	5,176,500

CORPORATE BONDS - 0.4%

Financial Services - 0.3%
Mexico Remittances Funding Fiduciary Estate Management Sarl (Mexico)
4.88%, 1/15/2028‡ (b)	3,718,800	3,365,574

Food Products - 0.1%
Post Holdings, Inc.
5.75%, 3/1/2027 (b)	666,000	652,657

Health Care Equipment & Supplies - 0.0% (c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	548,250

TOTAL CORPORATE BONDS (Cost $4,401,285)		4,566,481

SHORT-TERM INVESTMENTS - 11.9%

COMMERCIAL PAPER - 10.7%
AES Corp. (The)
6.10%, 8/1/2023 (d)	3,920,000	3,919,339
American Honda Finance Corp.
5.67%, 9/27/2023 (d)	10,000,000	9,910,519
Coca-Cola Co. (The)
5.24%, 9/27/2023 (b)(d)	10,000,000	9,916,029
Entergy Corp.
5.45%, 8/1/2023 (d)	3,194,000	3,193,514
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (d)	10,743,000	10,741,336
Global Payments, Inc.
5.98%, 8/1/2023 (d)	7,142,000	7,140,818
Hitachi International Treasury Ltd. (Japan)
5.45%, 8/1/2023 (d)	4,065,000	4,064,383
Honeywell International, Inc.
5.03%, 8/15/2023 (d)	10,000,000	9,977,946
Johnson & Johnson
5.35%, 11/7/2023 (d)	10,000,000	9,854,140
PepsiCo, Inc.
5.28%, 10/20/2023 (b)(d)	10,000,000	9,880,592
Philip Morris International, Inc.
5.28%, 9/7/2023 (d)	10,000,000	9,943,264
Procter & Gamble Co. (The)
5.19%, 10/25/2023 (b)(d)	10,000,000	9,876,112
Walmart, Inc.
5.13%, 8/21/2023 (b)(d)	10,000,000	9,969,165
Walt Disney Co. (The)
5.24%, 9/6/2023 (d)	10,000,000	9,944,983
5.43%, 9/25/2023 (b)(d)	15,000,000	14,873,883
TOTAL COMMERCIAL PAPER (Cost $133,239,237)		133,206,023

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (e)
(Cost $30,364)	30,364	30,364

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 1.2%
U.S. Treasury Bills
5.10%, 8/3/2023 (d)	5,000,000	4,998,540
5.07%, 8/17/2023 (d)	5,000,000	4,988,350

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
5.33%, 11/16/2023 (d)	5,000,000	4,921,775
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,909,546)		14,908,665

TOTAL SHORT-TERM INVESTMENTS (Cost $148,179,147)		148,145,052

Total Investments - 100.0% (Cost $753,162,991)		1,245,307,323
Liabilities in excess of other assets - 0.0% (c)		(107,887)
Net Assets - 100.0%		1,245,199,436

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on July 31, 2023. The maturity date reflects the next call date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $58,534,012, which represents approximately 4.70% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of July 31, 2023.
(e)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	3.3%
Banks	1.5
Capital Markets	2.9
Chemicals	1.6
Commodities	11.4
Consumer Finance	1.1
Consumer Staples Distribution & Retail	0.8
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	3.8
Financial Services	1.9
Food Products	0.7
Gas Utilities	0.4
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	7.7
Household Products	2.3
Insurance	2.5
Interactive Media & Services	7.9
Machinery	3.4
Media	3.3
Metals & Mining	2.9
Office REITs	1.0
Oil, Gas & Consumable Fuels	5.8
Residential REITs	1.4
Semiconductors & Semiconductor Equipment	3.7
Software	6.9
Specialized REITs	1.1
Specialty Retail	0.9
Tobacco	3.0
Short-Term Investments	11.9
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 68.1%

Australia - 7.2%
AngloGold Ashanti Ltd., ADR	1,377,003	30,569,467
Newcrest Mining Ltd.	6,262,689	112,333,606
Northern Star Resources Ltd.	3,483,847	27,195,636
		170,098,709
Brazil - 12.1%
Wheaton Precious Metals Corp.	6,340,844	284,260,037

Canada - 33.1%
Agnico Eagle Mines Ltd.	2,134,524	111,902,054
Alamos Gold, Inc., Class A	8,967,623	110,781,920
B2Gold Corp.	3,110,042	10,778,366
Barrick Gold Corp.	9,080,585	157,003,315
Dundee Precious Metals, Inc. (a)	14,240,008	99,026,181
Franco-Nevada Corp.	768,800	112,184,807
MAG Silver Corp.* (a)	5,431,222	65,570,890
Novagold Resources, Inc.* (a)	17,740,710	80,010,602
Orla Mining Ltd.*	6,508,741	30,405,221
		777,663,356
Mexico - 2.3%
Fresnillo plc	4,277,558	33,900,742
Industrias Penoles SAB de CV*	1,403,600	20,069,510
		53,970,252
United States - 13.4%
Newmont Corp.	4,699,082	201,684,599
Royal Gold, Inc.	930,778	111,823,669
		313,508,268
TOTAL COMMON STOCKS (Cost $1,075,802,827)		1,599,500,622

Investments	Ounces	Value ($)
COMMODITIES - 21.3%

Gold bullion*	197,136	387,344,957
Silver bullion*	4,596,472	113,680,854
TOTAL COMMODITIES (Cost $310,100,443)		501,025,811

Investments	Number of Rights	Value ($)
RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029* Cost $$45,973,715	6,835,667	3,862,152

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.1%

COMMERCIAL PAPER - 9.1%
AES Corp. (The)
6.10%, 8/1/2023 (b)	16,142,000	16,139,278
American Honda Finance Corp.
5.67%, 9/27/2023 (b)	8,000,000	7,928,415
BP Capital Markets plc
5.45%, 9/26/2023 (b)	13,497,000	13,379,998
Coca-Cola Co. (The)
5.24%, 9/27/2023 (b)(c)	1,980,000	1,963,374
Engie SA
5.33%, 9/27/2023 (b)	10,847,000	10,754,047
Entergy Corp.
5.45%, 8/1/2023 (b)	13,153,000	13,150,997
Export Development Canada
5.06%, 8/21/2023 (b)	9,378,000	9,349,083
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (b)	44,241,000	44,234,148
GlaxoSmithKline LLC
5.27%, 9/18/2023 (b)	16,503,000	16,382,556
Global Payments, Inc.
5.98%, 8/1/2023 (b)	29,414,000	29,409,131
Hitachi International Treasury Ltd.
5.45%, 8/1/2023 (b)	16,740,000	16,737,461
LVMH Moet Hennessy Louis Vuitton SE
5.06%, 8/14/2023 (b)(c)	13,513,000	13,485,185
Province of Quebec
5.22%, 9/1/2023 (b)	20,000,000	19,905,938
TOTAL COMMERCIAL PAPER (Cost $212,864,814)		212,819,611

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (e) (Cost $108,595)	108,595	108,595
TOTAL SHORT-TERM INVESTMENTS (Cost $212,973,409)		212,928,206

Total Investments - 98.7% (Cost $1,644,850,394)		2,317,316,791
Other assets less liabilities - 1.3%		30,392,743
Net Assets - 100.0%		2,347,709,534

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of July 31, 2023.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $15,448,559, which represents approximately 0.66% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	21.3%
Metals & Mining	68.3
Short-Term Investments	9.1
Total Investments	98.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Affiliated Securities

Security Description	Shares at July 31, 2023	Market Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value July 31, 2023	Dividend Income
Common Stocks — 10.4%
Canada — 10.4%
Dundee Precious Metals, Inc.	14,240,008	$62,596,607	$2,015,396	$-	$-	$34,414,178	$99,026,181	$1,405,399
MAG Silver Corp.*	5,431,222	65,062,216	6,279,404	-	-	(5,770,730)	65,570,890	-
Novagold Resources, Inc.*	17,740,710	83,460,385	-	(1,813,442)	(1,319,109)	(317,232)	80,010,602	-
Total Common Stocks		$211,119,208	$8,294,800	$(1,813,442)	$(1,319,109)	$28,326,216	$244,607,673	$1,405,399
Total		$211,119,208	$8,294,800	$(1,813,442)	$(1,319,109)	$28,326,216	$244,607,673	$1,405,399

* Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 60.2%

Brazil - 2.2%
Ambev SA, ADR	6,045,675	18,862,506
Itausa SA (Preference)	3,444,779	7,153,631
Wheaton Precious Metals Corp.	281,516	12,620,362
		38,636,499
Canada - 3.2%
Agnico Eagle Mines Ltd.	16,806	881,051
Barrick Gold Corp.	90,496	1,564,676
Franco-Nevada Corp.	42,649	6,223,426
Franco-Nevada Corp.	32,962	4,807,178
Imperial Oil Ltd.	254,278	13,698,790
Nutrien Ltd.	75,534	5,203,537
Power Corp. of Canada	883,284	25,025,208
		57,403,866
Chile - 1.6%
Cia Cervecerias Unidas SA, ADR	1,232,370	20,617,550
Quinenco SA	2,083,758	7,252,649
		27,870,199
France - 1.7%
Danone SA	334,535	20,428,963
Sodexo SA	69,639	7,143,388
Wendel SE	19,995	1,973,797
		29,546,148
Germany - 1.9%
Brenntag SE	103,547	8,033,652
FUCHS SE (Preference)	319,659	13,231,871
Henkel AG & Co. KGaA (Preference)	149,355	11,525,181
		32,790,704
Hong Kong - 3.6%
CK Asset Holdings Ltd.	2,483,000	14,379,237
Great Eagle Holdings Ltd.	1,662,774	3,105,197
Hongkong Land Holdings Ltd.	2,123,300	7,566,845
Hysan Development Co. Ltd.	929,083	2,195,384
Jardine Matheson Holdings Ltd.	694,200	34,290,312
Mandarin Oriental International Ltd.*	1,047,200	1,758,248
		63,295,223
Japan - 3.0%
FANUC Corp.	181,000	5,537,232
Komatsu Ltd.	203,200	5,692,536
MS&AD Insurance Group Holdings, Inc.	242,700	9,026,822
Nagaileben Co. Ltd.	22,700	376,834
Nohmi Bosai Ltd.	50,300	610,699
Secom Co. Ltd.	227,800	15,286,495
Shimano, Inc.	58,200	8,772,322
Sompo Holdings, Inc.	104,800	4,633,287
USS Co. Ltd.	214,900	3,726,385
		53,662,612
Mexico - 2.9%
Bolsa Mexicana de Valores SAB de CV	403,523	855,483
Coca-Cola Femsa SAB de CV, ADR	203,819	17,186,018
Fomento Economico Mexicano SAB de CV, ADR (a)	185,496	21,007,422
GMexico Transportes SAB de CV (b)	740,647	1,764,814
Grupo Mexico SAB de CV, Series B	2,026,562	10,534,008
		51,347,745
Netherlands - 0.6%
HAL Trust	40,521	5,048,578
Heineken Holding NV	70,303	5,763,100
		10,811,678
Norway - 0.9%
Orkla ASA	2,142,238	16,904,024

Singapore - 0.5%
United Overseas Bank Ltd.	251,000	5,693,559
UOL Group Ltd.	764,200	4,043,519
		9,737,078
South Korea - 2.2%
KT&G Corp.	460,156	29,775,746
Samsung Electronics Co. Ltd. (Preference)	204,402	9,206,425
		38,982,171
Sweden - 0.5%
Svenska Handelsbanken AB, Class A	995,387	8,739,456

Switzerland - 2.2%
Cie Financiere Richemont SA (Registered)	144,172	23,216,435
Schindler Holding AG	61,668	14,974,029
		38,190,464
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	47,844	4,743,733

Thailand - 0.9%
Bangkok Bank PCL, NVDR	1,467,900	7,359,116
Thai Beverage PCL	17,954,100	8,167,740
		15,526,856
United Kingdom - 7.4%
BAE Systems plc	807,624	9,658,425
Berkeley Group Holdings plc	222,665	12,415,303
British American Tobacco plc	1,267,932	42,638,173
Great Portland Estates plc, REIT	327,228	1,795,698
Lloyds Banking Group plc	9,617,510	5,556,505
Reckitt Benckiser Group plc	143,638	10,760,230
Unilever plc	871,901	46,932,541
		129,756,875
United States - 24.6%
Analog Devices, Inc. (a)	68,933	13,754,201
Bank of New York Mellon Corp. (The)	336,334	15,256,110
Becton Dickinson & Co. (a)	63,027	17,560,583

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
Boston Properties, Inc., REIT (a)	99,707	6,643,477
CH Robinson Worldwide, Inc.	107,646	10,783,976
Colgate-Palmolive Co. (a)	368,873	28,130,255
Comcast Corp., Class A (a)	522,212	23,635,315
Douglas Emmett, Inc., REIT	366,396	5,386,021
Elevance Health, Inc. (a)	17,617	8,308,706
Equity Residential, REIT (a)	332,973	21,956,240
Exxon Mobil Corp. (a)	412,370	44,222,559
Fidelity National Financial, Inc.	43,186	1,691,596
Fidelity National Information Services, Inc. (a)	51,600	3,115,608
General Dynamics Corp.	7,297	1,631,463
Haleon plc	3,886,647	16,776,418
HCA Healthcare, Inc. (a)	68,405	18,661,568
IDACORP, Inc.	52,533	5,401,443
Kraft Heinz Co. (The) (a)	183,878	6,652,706
Linde plc (a)	6,853	2,677,261
Medtronic plc (a)	134,987	11,846,459
Nestle SA (Registered)	331,974	40,673,193
Oracle Corp. (a)	29,638	3,474,463
Philip Morris International, Inc. (a)	318,886	31,799,312
Royal Gold, Inc. (a)	90,423	10,863,419
RPM International, Inc. (a)	26,018	2,687,920
Sanofi	161,273	17,205,339
Schlumberger NV (a)	153,224	8,939,088
Texas Instruments, Inc. (a)	104,461	18,802,980
Truist Financial Corp.	69,044	2,293,642
UGI Corp.	74,789	2,018,555
Union Pacific Corp. (a)	6,500	1,508,130
Universal Health Services, Inc., Class B	19,258	2,676,092
US Bancorp	318,298	12,630,065
Walmart, Inc. (a)	56,972	9,107,544
Weyerhaeuser Co., REIT (a)	129,131	4,398,202
		433,169,909
TOTAL COMMON STOCKS (Cost $931,286,898)		1,061,115,240

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 12.6%

U.S. Treasury Bonds
6.13%, 11/15/2027	21,467,400	23,012,885
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024	11,840,000	15,197,388
0.13%, 7/15/2024	13,800,000	17,165,559
0.25%, 1/15/2025	6,900,000	8,499,272
0.38%, 7/15/2025	12,175,000	14,960,116
0.13%, 4/15/2027	14,230,800	14,238,949
1.25%, 4/15/2028	4,475,000	4,405,869
U.S. Treasury Notes
2.63%, 12/31/2023	25,735,700	25,456,226
2.50%, 1/31/2024	14,953,900	14,740,690
1.75%, 6/30/2024	17,517,000	16,952,487
1.75%, 12/31/2024	12,947,000	12,338,592
1.75%, 3/15/2025	8,680,000	8,229,725
2.75%, 6/30/2025	17,750,000	17,042,080
0.38%, 12/31/2025	21,807,700	19,698,487
1.75%, 12/31/2026	9,210,000	8,442,980
3.38%, 5/15/2033 (c)	2,700,000	2,575,547
		222,956,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost 227,951,587)		222,956,852

CORPORATE BONDS - 10.9%

Australia - 0.2%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026‡ (d)	1,459,000	1,515,583
Nufarm Australia Ltd.
5.00%, 1/27/2030 (d)	2,595,000	2,308,607
		3,824,190
Canada - 1.1%
Nutrien Ltd.
4.90%, 3/27/2028	866,000	852,888
Open Text Corp.
3.88%, 2/15/2028 (d)	1,106,000	983,778
Open Text Holdings, Inc.
4.13%, 2/15/2030 (d)	6,065,000	5,199,218
TransCanada PipeLines Ltd.
(United States SOFR Compounded Index + 1.52%), 6.86%, 3/9/2026 (e)	3,500,000	3,506,230
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (e)	9,142,000	8,529,232
		19,071,346
Germany - 0.3%
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (d)(f)	3,879,000	3,572,834
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (c)(e)	1,336,632	1,266,119
		4,838,953
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (d)	13,667,400	12,369,219

Poland - 0.3%
Canpack SA
3.13%, 11/1/2025 (d)	420,000	389,208
3.88%, 11/15/2029 (d)	6,197,000	4,979,976
		5,369,184

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 9/6/2026	2,425,000	2,267,856

United States - 8.2%
ACCO Brands Corp.
4.25%, 3/15/2029 (d)	7,408,000	6,320,530
Aircastle Ltd.
4.40%, 9/25/2023	984,000	981,072
American Airlines, Inc.
5.50%, 4/20/2026 (d)	3,912,180	3,853,545
5.75%, 4/20/2029 (d)	502,000	485,995
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	108,999
AMN Healthcare, Inc.
4.63%, 10/1/2027 (d)	2,959,000	2,781,460
Aramark Services, Inc.
5.00%, 4/1/2025 (d)	2,141,000	2,109,056
5.00%, 2/1/2028 (d)	194,000	182,361
Ball Corp.
6.88%, 3/15/2028	752,000	769,337
Bank of New York Mellon Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (e)(g)	7,689,000	6,361,879
Boston Properties LP
REIT, 3.20%, 1/15/2025	1,817,000	1,734,808
Carnival Corp.
4.00%, 8/1/2028 (d)	1,206,000	1,072,264
Centene Corp.
4.25%, 12/15/2027	2,873,000	2,706,217
4.63%, 12/15/2029	450,000	418,378
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (d)	2,282,000	2,108,468
3.75%, 3/15/2029 (d)	1,522,000	1,343,017
CITGO Petroleum Corp.
7.00%, 6/15/2025 (d)	8,657,000	8,552,770
6.38%, 6/15/2026 (d)	5,182,000	5,026,540
DCP Midstream Operating LP
6.45%, 11/3/2036 (d)	773,000	793,862
Delta Air Lines, Inc.
4.50%, 10/20/2025 (d)	4,615,206	4,523,569
DT Midstream, Inc.
4.13%, 6/15/2029 (d)	2,910,000	2,580,073
Edgewell Personal Care Co.
5.50%, 6/1/2028 (d)	1,770,000	1,677,075
4.13%, 4/1/2029 (d)	1,557,000	1,362,001
Embecta Corp.
5.00%, 2/15/2030 (d)	2,393,000	1,974,225
6.75%, 2/15/2030 (d)	2,292,000	2,015,207
HCA, Inc.
5.38%, 2/1/2025	2,626,000	2,610,433
5.88%, 2/15/2026	2,649,000	2,656,379
3.50%, 9/1/2030	1,588,000	1,395,850
Imola Merger Corp.
4.75%, 5/15/2029 (d)	3,133,000	2,750,871
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (d)	3,609,000	3,385,097
REIT, 5.25%, 3/15/2028 (d)	1,005,000	942,703
REIT, 5.00%, 7/15/2028 (d)	1,596,000	1,477,920
REIT, 4.88%, 9/15/2029 (d)	1,322,000	1,192,469
KeyBank NA
4.15%, 8/8/2025	1,000,000	956,998
KFC Holding Co.
4.75%, 6/1/2027 (d)	1,472,000	1,422,482
Kinder Morgan Energy Partners LP
4.15%, 2/1/2024	2,700,000	2,675,223
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	1,800,000	1,748,345
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (d)	1,583,000	1,397,070
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028	2,825,000	2,698,797
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (d)	4,351,652	4,351,410
MSCI, Inc.
4.00%, 11/15/2029 (d)	3,825,000	3,480,735
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (d)	6,042,000	5,976,163
Post Holdings, Inc.
5.75%, 3/1/2027 (d)	2,867,000	2,809,560
PRA Group, Inc.
7.38%, 9/1/2025 (d)	2,123,000	2,044,131
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (d)	4,405,000	3,925,956
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (d)	1,202,000	916,224
SEG Holding LLC
5.63%, 10/15/2028 (d)	5,461,000	5,158,404
Service Corp. International
4.63%, 12/15/2027	699,000	662,302
5.13%, 6/1/2029	857,000	814,150
Taylor Morrison Communities, Inc.
5.13%, 8/1/2030 (d)	2,000,000	1,867,000
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,754,806
4.25%, 6/1/2028 (d)	782,000	719,012

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (e)(g)	12,882,000	11,464,980
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	4,537,430	4,514,852
VICI Properties LP
REIT, 5.63%, 5/1/2024 (d)	1,586,000	1,577,666
WESCO Distribution, Inc.
7.25%, 6/15/2028 (d)	2,136,000	2,178,250
		144,368,946
TOTAL CORPORATE BONDS (Cost 200,061,841)		192,109,694

Investments	Ounces	Value ($)
COMMODITIES - 6.2%

Gold bullion* (Cost $69,007,802)	55,892	109,819,061

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.8%

United States - 1.8%
Enterprise Products Partners LP (Cost $25,415,226)	1,203,180	31,896,302

Investments	Principal Amount ($)		Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.7%

Brazil - 0.3%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	21,000,000	4,398,809

Colombia - 0.2%
Republic of Colombia
3.00%, 1/30/2030		4,290,000	3,437,549

Italy - 0.2%
Italian Republic Government Bond
2.38%, 10/17/2024		4,300,000	4,117,534

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 8.00%, 12/7/2023	MXN	68,770,000	4,061,352
Series M, 5.75%, 3/5/2026	MXN	56,800,000	3,088,672
			7,150,024

Saudi Arabia - 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (d)		1,750,000	1,736,910

Singapore - 0.3%
Republic of Singapore
1.25%, 11/1/2026	SGD	7,592,000	5,358,219

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	4,480,550,000	3,299,593
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 28,932,990)			29,498,638

CONVERTIBLE PREFERRED STOCKS - 1.5%

United States - 1.5%
Bank of America Corp.
Series L, 7.25%, (g)		10,496	12,784,128
Wells Fargo & Co.
Series L, 7.50%, (g)		11,123	13,113,906
			25,898,034
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost 30,438,618)			25,898,034

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.3%

United States - 1.3%
Charles Schwab Corp. (The)
Series D, 5.95%, 09/01/23 (g)	46,239	1,171,234
General American Investors Co., Inc.
Series B, 5.95%, 09/11/23 (g)	4,712	120,203
MetLife, Inc.
Series A, (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 6.55%, 09/11/23 (e)(g)	128,986	2,948,620
Northern Trust Corp.
Series E, 4.70%, 01/01/25 (g)	135,349	3,025,050
State Street Corp.
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (e)(g)	100,371	2,323,589
Truist Financial Corp.
Series R, 4.75%, 09/01/25 (g)	383,073	7,661,460
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.02%), 6.59% (e)(g)	4,200	3,250,800
Series B, (ICE LIBOR USD 3 Month + 0.60%, 1.02% Floor), 6.17%, 09/11/23 (e)(g)	140,375	2,709,237
TOTAL PREFERRED STOCKS (Cost 25,632,174)		23,210,193

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.1%

United States - 0.1%
SBA Senior Finance II LLC, Term Loan (ICE LIBOR USD 1 Month + 1.75%), 7.17%, 4/11/2025 (e) (Cost $1,752,187)	1,750,000	1,747,725

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.6%

COMMERCIAL PAPER - 3.6%
AES Corp. (The)
6.10%, 8/1/2023 (h)	8,447,000	8,445,576
Entergy Corp.
5.45%, 8/1/2023 (h)	6,883,000	6,881,952
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (h)	23,151,000	23,147,414
Global Payments, Inc.
5.98%, 8/1/2023 (h)	15,392,000	15,389,452
Hitachi International Treasury Ltd.
5.45%, 8/1/2023 (h)	8,760,000	8,758,671
TOTAL COMMERCIAL PAPER (Cost $62,633,000)		62,623,065

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (i)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 5.28% (j) (Cost $83,289)	83,289	83,289
TOTAL SHORT-TERM INVESTMENTS (Cost $62,716,289)		62,706,354
Total Investments - 99.9% (Cost $1,603,195,612)		1,760,958,093
Other assets less liabilities - 0.1%		1,390,383
Net Assets - 100.0%		1,762,348,476

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $130,656,593, which represents approximately 7.41% of net assets of the Fund.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Perpetual security. The rate reflected was the rate in effect on July 31, 2023. The maturity date reflects the next call date.
(h)	The rate shown was the current yield as of July 31, 2023.
(i)	Represents less than 0.05% of net assets.
(j)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of July 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	416,000	USD	527,380	Goldman Sachs	8/23/2023	6,554
USD	6,807,434	EUR	6,109,000	Goldman Sachs	8/23/2023	83,057
USD	1,397,276	JPY	192,866,000	Goldman Sachs	8/23/2023	36,680
USD	6,787,502	EUR	6,109,000	JPMorgan Chase Bank	9/20/2023	53,945
USD	758,791	GBP	591,000	JPMorgan Chase Bank	9/20/2023	168
USD	1,405,985	JPY	192,866,000	JPMorgan Chase Bank	9/20/2023	39,471
USD	3,183,983	EUR	2,835,000	UBS AG	10/18/2023	54,925
USD	1,413,538	JPY	192,866,000	UBS AG	10/18/2023	41,089
USD	6,867,188	EUR	6,109,000	Bank of New York Mellon	11/15/2023	114,409
USD	1,419,259	JPY	192,866,000	Bank of New York Mellon	11/15/2023	40,378
Total unrealized appreciation						470,676
USD	2,494,652	GBP	1,997,000	Goldman Sachs	8/23/2023	(68,489)
USD	2,586,039	GBP	2,047,000	JPMorgan Chase Bank	9/20/2023	(41,543)
USD	3,550,165	EUR	3,274,000	UBS AG	10/18/2023	(63,428)
Total unrealized depreciation						(173,460)
Net unrealized appreciation						297,216

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Written Call Options Contracts as of July 31, 2023 :

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	90	USD	(1,795,770)	USD	200.00	9/15/2023	(68,400)
Analog Devices, Inc.	Exchange Traded	90	USD	(1,795,770)	USD	210.00	9/15/2023	(32,400)
Analog Devices, Inc.	Exchange Traded	88	USD	(1,755,864)	USD	220.00	12/15/2023	(52,800)
Analog Devices, Inc.	Exchange Traded	99	USD	(1,975,347)	USD	230.00	9/15/2023	(5,197)
Becton Dickinson & Co.	Exchange Traded	99	USD	(2,758,338)	USD	270.00	9/15/2023	(131,175)
Becton Dickinson & Co.	Exchange Traded	67	USD	(1,866,754)	USD	290.00	9/15/2023	(18,090)
Becton Dickinson & Co.	Exchange Traded	69	USD	(1,922,478)	USD	290.00	12/15/2023	(57,270)
Becton Dickinson & Co.	Exchange Traded	66	USD	(1,838,892)	USD	300.00	9/15/2023	(6,336)
Becton Dickinson & Co.	Exchange Traded	62	USD	(1,727,444)	USD	320.00	12/15/2023	(7,564)
Becton Dickinson & Co.	Exchange Traded	62	USD	(1,727,444)	USD	320.00	1/19/2024	(14,880)
Boston Properties, Inc., REIT	Exchange Traded	600	USD	(3,997,800)	USD	65.00	10/20/2023	(366,000)
Colgate-Palmolive Co.	Exchange Traded	220	USD	(1,677,720)	USD	80.00	8/18/2023	(1,980)
Colgate-Palmolive Co.	Exchange Traded	440	USD	(3,355,440)	USD	82.50	8/18/2023	(3,960)
Colgate-Palmolive Co.	Exchange Traded	223	USD	(1,700,598)	USD	85.00	8/18/2023	(669)
Colgate-Palmolive Co.	Exchange Traded	220	USD	(1,677,720)	USD	85.00	11/17/2023	(5,500)
Colgate-Palmolive Co.	Exchange Traded	210	USD	(1,601,460)	USD	90.00	8/18/2023	(1,050)
Colgate-Palmolive Co.	Exchange Traded	211	USD	(1,609,086)	USD	90.00	11/17/2023	(6,330)
Comcast Corp., Class A	Exchange Traded	446	USD	(2,018,596)	USD	45.00	10/20/2023	(82,510)
Comcast Corp., Class A	Exchange Traded	446	USD	(2,018,596)	USD	45.00	1/19/2024	(133,800)
Elevance Health, Inc.	Exchange Traded	39	USD	(1,839,357)	USD	500.00	9/15/2023	(18,525)
Elevance Health, Inc.	Exchange Traded	39	USD	(1,839,357)	USD	500.00	12/15/2023	(68,289)
Elevance Health, Inc.	Exchange Traded	39	USD	(1,839,357)	USD	530.00	12/15/2023	(32,760)
Equity Residential, REIT	Exchange Traded	536	USD	(3,534,384)	USD	75.00	12/15/2023	(29,480)
Equity Residential, REIT	Exchange Traded	275	USD	(1,813,350)	USD	80.00	12/15/2023	(4,813)
Equity Residential, REIT	Exchange Traded	258	USD	(1,701,252)	USD	80.00	1/19/2024	(5,805)
Exxon Mobil Corp.	Exchange Traded	158	USD	(1,694,392)	USD	135.00	10/20/2023	(1,264)
Exxon Mobil Corp.	Exchange Traded	161	USD	(1,726,564)	USD	140.00	1/19/2024	(4,830)
Exxon Mobil Corp.	Exchange Traded	159	USD	(1,705,116)	USD	150.00	1/19/2024	(1,590)
Fidelity National Information Services, Inc.	Exchange Traded	516	USD	(3,115,608)	USD	60.00	9/15/2023	(167,700)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	183	USD	(2,072,475)	USD	95.00	9/15/2023	(357,765)
HCA Healthcare, Inc.	Exchange Traded	152	USD	(4,146,712)	USD	260.00	9/15/2023	(263,720)
Kraft Heinz Co. (The)	Exchange Traded	465	USD	(1,682,370)	USD	40.00	1/19/2024	(23,250)
Linde plc	Exchange Traded	68	USD	(2,656,556)	USD	375.00	1/19/2024	(236,640)
Medtronic plc	Exchange Traded	197	USD	(1,728,872)	USD	100.00	8/18/2023	(788)
Medtronic plc	Exchange Traded	187	USD	(1,641,112)	USD	105.00	11/17/2023	(4,395)
Medtronic plc	Exchange Traded	192	USD	(1,684,992)	USD	110.00	11/17/2023	(9,984)
Oracle Corp.	Exchange Traded	140	USD	(1,641,220)	USD	130.00	8/18/2023	(1,960)
Philip Morris International, Inc.	Exchange Traded	184	USD	(1,834,848)	USD	110.00	1/19/2024	(18,400)
Philip Morris International, Inc.	Exchange Traded	163	USD	(1,625,436)	USD	120.00	9/15/2023	(815)
Philip Morris International, Inc.	Exchange Traded	326	USD	(3,250,872)	USD	125.00	9/15/2023	(3,260)
Royal Gold, Inc.	Exchange Traded	118	USD	(1,417,652)	USD	170.00	10/20/2023	(8,850)
RPM International, Inc.	Exchange Traded	200	USD	(2,066,200)	USD	100.00	11/17/2023	(156,000)
Schlumberger NV	Exchange Traded	326	USD	(1,901,884)	USD	70.00	11/17/2023	(30,970)
Schlumberger NV	Exchange Traded	356	USD	(2,076,904)	USD	70.00	1/19/2024	(64,080)
Schlumberger NV	Exchange Traded	306	USD	(1,785,204)	USD	75.00	1/19/2024	(31,518)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	170	USD	(1,685,550)	USD	120.00	10/20/2023	(12,580)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,692,000)	USD	210.00	9/15/2023	(1,034)
Texas Instruments, Inc.	Exchange Traded	190	USD	(3,420,000)	USD	210.00	10/20/2023	(9,025)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,692,000)	USD	230.00	1/19/2024	(6,345)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,692,000)	USD	240.00	1/19/2024	(3,008)
Union Pacific Corp.	Exchange Traded	65	USD	(1,508,130)	USD	245.00	11/17/2023	(34,775)
Walmart, Inc.	Exchange Traded	113	USD	(1,806,418)	USD	170.00	9/15/2023	(7,458)
Walmart, Inc.	Exchange Traded	111	USD	(1,774,446)	USD	175.00	9/15/2023	(2,553)
Walmart, Inc.	Exchange Traded	113	USD	(1,806,418)	USD	175.00	12/15/2023	(18,193)
Weyerhaeuser Co., REIT	Exchange Traded	560	USD	(1,907,360)	USD	35.00	1/19/2024	(100,800)
Weyerhaeuser Co., REIT	Exchange Traded	516	USD	(1,757,496)	USD	40.00	1/19/2024	(16,770)
								(2,755,903)
Total Written Options Contracts (Premiums Received ($2,041,150))								(2,755,903)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Air Freight & Logistics	0.6
Automobile Components	0.3
Banks	5.9
Beverages	5.2
Capital Markets	1.8
Chemicals	1.5
Commercial Services & Supplies	1.4
Commodities	6.2
Consumer Finance	0.1
Consumer Staples Distribution & Retail	0.8
Containers & Packaging	0.3
Diversified Consumer Services	0.1
Diversified REITs	0.1
Diversified Telecommunication Services	0.1
Electric Utilities	0.3
Electronic Equipment, Instruments & Components	0.0 *
Energy Equipment & Services	0.5
Financial Services	1.3
Food Products	5.4
Foreign Government Securities	1.7
Gas Utilities	0.1
Ground Transportation	0.2
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	2.3
Hotels, Restaurants & Leisure	0.6
Household Durables	0.8
Household Products	2.9
Industrial Conglomerates	2.4
Insurance	2.5
Leisure Products	0.5
Life Sciences Tools & Services	0.2
Machinery	1.7
Media	1.4
Metals & Mining	2.7
Office REITs	0.9
Oil, Gas & Consumable Fuels	7.0
Passenger Airlines	1.0
Personal Care Products	3.8
Pharmaceuticals	1.0
Professional Services	0.2
Real Estate Management & Development	1.8
Residential REITs	1.2
Semiconductors & Semiconductor Equipment	2.1
Software	0.5
Specialized REITs	0.7
Specialty Retail	0.2%
Technology Hardware, Storage & Peripherals	0.5
Textiles, Apparel & Luxury Goods	1.3
Tobacco	6.0
Trading Companies & Distributors	0.8
U.S. Treasury Obligations	12.7
Short-Term Investments	3.6
Total Investments	99.9%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 91.8%

Australia - 0.9%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026‡ (a)	867,000	900,624
Nufarm Australia Ltd.
5.00%, 1/27/2030 (a)	859,000	764,198
		1,664,822
Canada - 5.6%
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026 (a)	2,000,000	1,860,000
7.00%, 12/31/2027 (a)	932,000	820,365
Open Text Corp.
3.88%, 2/15/2028 (a)	2,190,000	1,947,988
Open Text Holdings, Inc.
4.13%, 2/15/2030 (a)	393,000	336,899
Precision Drilling Corp.
6.88%, 1/15/2029 (a)	1,944,000	1,833,134
Ritchie Bros Holdings, Inc.
7.75%, 3/15/2031 (a)	500,000	521,102
TransCanada PipeLines Ltd.
(United States SOFR Compounded Index + 1.52%), 6.86%, 3/9/2026 (b)	2,700,000	2,704,805
		10,024,293
Germany - 3.7%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028 (a)	2,640,000	2,403,905
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK) 9/15/2026 (a)(c)	3,041,000	2,800,977
6.00%, (6.00% Cash or 6.75% PIK) 5/15/2027 (a)(c)	780,244	739,083
Mercer International, Inc.
5.13%, 2/1/2029	795,000	650,987
		6,594,952
Mexico - 2.1%
Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.88%, 1/15/2028‡ (a)	3,263,400	2,953,430
Petroleos Mexicanos
6.70%, 2/16/2032	1,200,000	924,603
		3,878,033
Poland - 1.1%
Canpack SA
3.13%, 11/1/2025 (a)	200,000	185,337
3.88%, 11/15/2029 (a)	2,147,000	1,725,352
		1,910,689
Singapore - 0.6%
Avation Capital SA
6.50%, (8.25% Cash or 9.00% PIK) 10/31/2026 (a)(c)	1,266,553	1,097,340

United Kingdom - 0.7%
Petrofac Ltd.
9.75%, 11/15/2026 (a)	1,600,000	1,240,000

United States - 77.1%
ACCO Brands Corp.
4.25%, 3/15/2029 (a)	2,114,000	1,803,672
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,147,055	1,129,863
5.75%, 4/20/2029 (a)	185,000	179,102
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	2,626,000	2,468,440
4.00%, 4/15/2029 (a)	1,609,000	1,428,953
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	615,000	627,978
5.38%, 6/15/2029 (a)	1,294,000	1,213,080
Antero Resources Corp.
8.38%, 7/15/2026‡ (a)	604,000	630,153
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	623,000	613,705
6.38%, 5/1/2025 (a)	1,163,000	1,163,017
5.00%, 2/1/2028 (a)	57,000	53,580
Arcosa, Inc.
4.38%, 4/15/2029 (a)	163,000	146,708
Ashland, Inc.
3.38%, 9/1/2031 (a)	1,500,000	1,216,305
Avantor Funding, Inc.
3.88%, 11/1/2029 (a)	2,000,000	1,750,218
Ball Corp.
6.88%, 3/15/2028	367,000	375,461
6.00%, 6/15/2029	500,000	500,000
Boyd Gaming Corp.
4.75%, 12/1/2027	872,000	821,234
4.75%, 6/15/2031 (a)	162,000	144,954
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,000,000	910,185
4.13%, 4/15/2029 (a)	653,000	586,067
Carnival Corp.
5.75%, 3/1/2027 (a)	2,242,000	2,073,873
4.00%, 8/1/2028 (a)	424,000	376,982
Centene Corp.
4.25%, 12/15/2027	2,641,000	2,487,685
4.63%, 12/15/2029	809,000	752,151
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	857,000	791,830
3.75%, 3/15/2029 (a)	1,182,000	1,043,001
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	963,000	972,626
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a)	3,956,000	3,908,370
6.38%, 6/15/2026 (a)	802,000	777,940

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
CNX Midstream Partners LP
4.75%, 4/15/2030 (a)	1,079,000	935,234
CNX Resources Corp.
7.38%, 1/15/2031 (a)	250,000	247,885
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (a)	648,000	600,933
Conduent Business Services LLC
6.00%, 11/1/2029 (a)	2,000,000	1,680,000
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	3,000,000	2,774,061
Crestwood Midstream Partners LP
6.00%, 2/1/2029 (a)	1,868,000	1,760,590
7.38%, 2/1/2031 (a)	1,000,000	997,462
Crocs, Inc.
4.13%, 8/15/2031 (a)	500,000	402,630
Crown Americas LLC
4.75%, 2/1/2026	1,844,000	1,782,581
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,201,793
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,234,000	1,906,275
Delta Air Lines, Inc.
4.50%, 10/20/2025 (a)	1,797,865	1,762,167
7.38%, 1/15/2026	1,528,000	1,586,254
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,243,000	1,102,073
Dycom Industries, Inc.
4.50%, 4/15/2029 (a)	2,065,000	1,865,991
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	618,000	585,555
4.13%, 4/1/2029 (a)	669,000	585,214
Embecta Corp.
5.00%, 2/15/2030 (a)	801,000	660,825
6.75%, 2/15/2030 (a)	693,000	609,310
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	8,000	7,186
4.38%, 3/31/2029 (a)	871,000	755,000
EnLink Midstream LLC
6.50%, 9/1/2030 (a)	1,000,000	1,006,531
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,000,000	932,899
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,250,000	1,239,025
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	2,169,000	1,990,659
Fortrea Holdings, Inc.
7.50%, 7/1/2030 (a)	1,000,000	1,021,993
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	914,000	837,158
6.00%, 1/15/2030 (a)	1,000,000	726,385
G-III Apparel Group Ltd.
7.88%, 8/15/2025 (a)	2,000,000	1,967,161
Gray Escrow II, Inc.
5.38%, 11/15/2031 (a)	1,000,000	697,795
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a)	1,240,000	1,170,470
HCA, Inc.
3.50%, 9/1/2030	607,000	533,552
Hertz Corp. (The)
5.00%, 12/1/2029 (a)	2,000,000	1,652,182
Howard Hughes Corp. (The)
4.38%, 2/1/2031 (a)	62,000	51,012
Imola Merger Corp.
4.75%, 5/15/2029 (a)	1,184,000	1,039,589
Ingles Markets, Inc.
4.00%, 6/15/2031 (a)	1,500,000	1,269,978
Interface, Inc.
5.50%, 12/1/2028 (a)	2,794,000	2,342,919
International Game Technology plc
5.25%, 1/15/2029 (a)	967,000	918,652
IQVIA, Inc.
5.00%, 10/15/2026 (a)	800,000	776,734
5.00%, 5/15/2027 (a)	1,075,000	1,036,625
6.50%, 5/15/2030 (a)	250,000	252,435
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (a)	763,000	715,663
REIT, 5.25%, 3/15/2028 (a)	621,000	582,506
REIT, 5.00%, 7/15/2028 (a)	220,000	203,723
REIT, 4.88%, 9/15/2029 (a)	870,000	784,757
REIT, 4.50%, 2/15/2031 (a)	940,000	810,389
ITT Holdings LLC
6.50%, 8/1/2029 (a)	1,250,000	1,069,058
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	1,312,000	1,177,625
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	581,000	551,860
4.13%, 1/31/2030 (a)	1,117,000	985,804
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	250,000	225,775
6.13%, 3/15/2032 (a)	500,000	446,221
MGIC Investment Corp.
5.25%, 8/15/2028	612,000	582,697
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (a)	2,621,515	2,621,369
Moog, Inc.
4.25%, 12/15/2027 (a)	155,000	143,629
MSCI, Inc.
4.00%, 11/15/2029 (a)	1,000,000	909,996
Mueller Water Products, Inc.
4.00%, 6/15/2029 (a)	646,000	575,608
Oxford Finance LLC
6.38%, 2/1/2027 (a)	250,000	233,449
PennyMac Financial Services, Inc.
5.75%, 9/15/2031 (a)	1,000,000	845,941

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pilgrim's Pride Corp.
5.88%, 9/30/2027 (a)	2,985,000	2,952,474
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	1,786,000	1,750,218
PRA Group, Inc.
7.38%, 9/1/2025 (a)	2,426,000	2,335,874
Radian Group, Inc.
4.50%, 10/1/2024	645,000	628,585
Range Resources Corp.
4.75%, 2/15/2030 (a)	1,000,000	919,100
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (a)	1,019,000	908,184
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	300,000	317,825
5.50%, 8/31/2026 (a)	1,000,000	959,042
5.38%, 7/15/2027 (a)	100,000	95,082
8.25%, 1/15/2029 (a)	500,000	522,195
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	609,000	561,054
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (a)	2,452,000	1,869,037
Sealed Air Corp.
4.00%, 12/1/2027 (a)	1,252,000	1,153,411
6.13%, 2/1/2028 (a)	250,000	248,877
SEG Holding LLC
5.63%, 10/15/2028 (a)	3,198,000	3,020,798
Service Corp. International
4.63%, 12/15/2027	124,000	117,490
5.13%, 6/1/2029	125,000	118,750
Shea Homes LP
4.75%, 2/15/2028	668,000	607,880
Spirit Loyalty Cayman Ltd.
8.00%, 9/20/2025 (a)	1,000,000	1,008,830
Sprint LLC
7.88%, 9/15/2023	2,500,000	2,502,075
Staples, Inc.
10.75%, 4/15/2027 (a)	500,000	285,905
Starwood Property Trust, Inc.
REIT, 5.50%, 11/1/2023 (a)	2,000,000	1,987,435
Sunoco LP
4.50%, 4/30/2030	2,000,000	1,773,225
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	948,469
4.25%, 6/1/2028 (a)	1,026,000	943,357
Thor Industries, Inc.
4.00%, 10/15/2029 (a)	1,250,000	1,073,784
Triton Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,138,000	1,806,588
Turning Point Brands, Inc.
5.63%, 2/15/2026 (a)	1,830,000	1,701,318
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	872,662	868,319
United Airlines, Inc.
4.38%, 4/15/2026 (a)	343,000	324,765
4.63%, 4/15/2029 (a)	229,000	207,169
United Natural Foods, Inc.
6.75%, 10/15/2028 (a)	1,530,000	1,274,551
United Rentals North America, Inc.
6.00%, 12/15/2029 (a)	100,000	99,883
United Wholesale Mortgage LLC
5.50%, 4/15/2029 (a)	326,000	286,596
VICI Properties LP
REIT, 4.25%, 12/1/2026 (a)	245,000	230,784
REIT, 5.75%, 2/1/2027 (a)	2,415,000	2,382,718
REIT, 3.75%, 2/15/2027 (a)	305,000	281,575
REIT, 4.13%, 8/15/2030 (a)	305,000	270,456
Vista Outdoor, Inc.
4.50%, 3/15/2029 (a)	3,203,000	2,724,055
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	1,850,000	1,886,593
White Cap Parent LLC
8.25%, (8.25% Cash or 9.00% PIK) 3/15/2026 (a)(c)	1,972,000	1,900,032
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028 (a)	1,222,000	1,118,369
Ziff Davis, Inc.
4.63%, 10/15/2030 (a)	1,588,000	1,391,499
ZipRecruiter, Inc.
5.00%, 1/15/2030 (a)	1,000,000	852,500
		138,902,702
TOTAL CORPORATE BONDS (Cost 178,335,371)		165,312,831

LOAN ASSIGNMENTS - 1.6%

United States - 1.6%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 7.89%, 2/3/2027 (b)	1,070,112	1,070,851
SBA Senior Finance II LLC, Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 7.17%, 4/11/2025 (b)	1,800,000	1,797,660
		2,868,511
TOTAL LOAN ASSIGNMENTS (Cost 2,871,912)		2,868,511

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.0%

COMMERCIAL PAPER - 6.0%
AES Corp. (The)
6.10%, 8/1/2023 (d)	1,463,000	1,462,753
Entergy Corp.
5.45%, 8/1/2023 (d)	1,192,000	1,191,818
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (d)	4,010,000	4,009,379
Global Payments, Inc.
5.98%, 8/1/2023 (d)	2,666,000	2,665,559
Hitachi International Treasury Ltd.
5.45%, 8/1/2023 (d)	1,517,000	1,516,770
TOTAL COMMERCIAL PAPER (Cost $10,848,000)		10,846,279

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 5.28% (f) (Cost $4,334)	4,334	4,334

TOTAL SHORT-TERM INVESTMENTS (Cost $10,852,334)		10,850,613

Total Investments - 99.4% (Cost $192,059,617)		179,031,955
Other assets less liabilities - 0.6%		1,073,599
Net Assets - 100.0%		180,105,554

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at July 31, 2023 amounted to $142,283,181, which represents approximately 79.00% of net assets of the Fund.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2023.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	The rate shown was the current yield as of July 31, 2023.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2023.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
PIK	Pay in Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Automobile Components	2.7
Automobiles	0.6
Beverages	1.0
Broadline Retail	0.4
Capital Markets	0.5
Chemicals	1.1
Commercial Services & Supplies	3.3
Construction & Engineering	1.1
Consumer Finance	1.9
Consumer Staples Distribution & Retail	3.7
Containers & Packaging	3.4
Distributors	0.3
Diversified Consumer Services	0.1
Diversified REITs	1.8
Diversified Telecommunication Services	1.9
Energy Equipment & Services	1.7
Entertainment	0.5
Financial Services	3.1
Food Products	3.5
Ground Transportation	1.6
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	3.2
Health Care Technology	1.1
Hotels, Restaurants & Leisure	4.1
Household Durables	0.3
Household Products	1.9
Interactive Media & Services	1.2
IT Services	1.3
Leisure Products	1.5
Life Sciences Tools & Services	1.6
Machinery	0.8
Media	1.4
Metals & Mining	0.7
Mortgage Real Estate Investment Trusts (REITs)	1.1
Oil, Gas & Consumable Fuels	11.9
Paper & Forest Products	0.4
Passenger Airlines	6.0
Personal Care Products	0.7
Pharmaceuticals	1.3
Professional Services	2.2
Real Estate Management & Development	0.0 *
Semiconductors & Semiconductor Equipment	0.5
Software	3.9
Specialized REITs	2.0
Specialty Retail	1.2
Textiles, Apparel & Luxury Goods	1.3
Tobacco	0.9
Trading Companies & Distributors	1.7
Wireless Telecommunication Services	1.4
Short-Term Investments	6.0
Total Investments	99.4%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.1%

Air Freight & Logistics - 5.2%
CH Robinson Worldwide, Inc.	94,860	9,503,075
Expeditors International of Washington, Inc.	91,739	11,678,374
		21,181,449
Beverages - 3.0%
PepsiCo, Inc.	63,773	11,954,887

Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	231,754	10,512,361

Electronic Equipment, Instruments & Components - 4.6%
TE Connectivity Ltd.	130,279	18,693,734

Food Products - 0.5%
Nestle SA (Registered)	16,940	2,075,475

Health Care Equipment & Supplies - 9.6%
Becton Dickinson & Co.	49,142	13,691,944
Medtronic plc	283,411	24,872,149
		38,564,093
Health Care Providers & Services - 8.6%
HCA Healthcare, Inc.	48,599	13,258,293
UnitedHealth Group, Inc.	42,149	21,342,989
		34,601,282
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	50,670	5,146,552

Household Products - 4.1%
Colgate-Palmolive Co.	217,168	16,561,232

Insurance - 0.7%
Fidelity National Financial, Inc.	71,322	2,793,683

Interactive Media & Services - 9.9%
Alphabet, Inc., Class A*	160,873	21,351,065
Meta Platforms, Inc., Class A*	59,017	18,802,816
		40,153,881
IT Services - 0.2%
Accenture plc, Class A	2,700	854,145

Machinery - 3.5%
Schindler Holding AG (Switzerland)	58,515	14,208,427

Media - 7.0%
Comcast Corp., Class A	621,875	28,146,063

Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corp.	108,154	11,598,435

Residential REITs - 2.5%
Equity Residential, REIT	150,456	9,921,069

Semiconductors & Semiconductor Equipment - 7.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	44,119	4,374,399
Texas Instruments, Inc.	148,753	26,775,540
		31,149,939
Software - 9.1%
Microsoft Corp.	27,023	9,077,566
Oracle Corp.	234,447	27,484,222
		36,561,788
Specialty Retail - 6.8%
Home Depot, Inc. (The)	55,873	18,652,642
Ross Stores, Inc.	76,948	8,821,319
		27,473,961
Tobacco - 5.3%
British American Tobacco plc (United Kingdom)	58,291	1,960,217
Philip Morris International, Inc.	193,418	19,287,643
		21,247,860
TOTAL COMMON STOCKS (Cost $306,639,402)		383,400,316

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 2.3%

Oil, Gas & Consumable Fuels - 2.3%
Enterprise Products Partners LP (Cost $8,799,898)	352,314	9,339,844

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.5%

COMMERCIAL PAPER - 2.5%
AES Corp. (The)
6.10%, 8/1/2023 (a)	1,378,000	1,377,767
Entergy Corp.
5.45%, 8/1/2023 (a)	1,123,000	1,122,829
General Motors Financial Co., Inc.
5.55%, 8/1/2023 (a)	3,778,000	3,777,415
Global Payments, Inc.
5.98%, 8/1/2023 (a)	2,512,000	2,511,584
Hitachi International Treasury Ltd. (Japan)
5.45%, 8/1/2023 (a)	1,430,000	1,429,783
TOTAL COMMERCIAL PAPER (Cost $10,221,000)		10,219,378

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (c) (Cost $3,301)	3,301	3,301

TOTAL SHORT-TERM INVESTMENTS (Cost $10,224,301)		10,222,679

Total Investments - 99.9% (Cost $325,663,601)		402,962,839
Other assets less liabilities - 0.1%		359,089
Net Assets - 100.0%		403,321,928

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2023.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of July 31, 2023.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	5.2%
Beverages	3.0
Capital Markets	2.6
Electronic Equipment, Instruments & Components	4.6
Food Products	0.5
Health Care Equipment & Supplies	9.6
Health Care Providers & Services	8.6
Hotels, Restaurants & Leisure	1.3
Household Products	4.1
Insurance	0.7
Interactive Media & Services	9.9
IT Services	0.2
Machinery	3.5
Media	7.0
Oil, Gas & Consumable Fuels	5.2
Residential REITs	2.5
Semiconductors & Semiconductor Equipment	7.7
Software	9.1
Specialty Retail	6.8
Tobacco	5.3
Short-Term Investments	2.5
Total Investments	99.9%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2023

Investments	Shares	Value ($)

COMMON STOCKS - 92.3%

Aerospace & Defense - 3.9%
AAR Corp.*	144,138	8,619,452
Astronics Corp.*	307,695	6,455,441
Curtiss-Wright Corp.	33,568	6,423,573
Ducommun, Inc.*	174,497	8,749,280
Hexcel Corp.	96,196	6,799,133
Leonardo DRS, Inc.*	191,531	3,196,652
Triumph Group, Inc.*	546,655	6,915,186
V2X, Inc.*	131,735	6,779,083
		53,937,800
Air Freight & Logistics - 0.6%
GXO Logistics, Inc.*	90,873	6,094,852
Radiant Logistics, Inc.*	297,551	2,291,143
		8,385,995
Automobile Components - 1.5%
Goodyear Tire & Rubber Co. (The)*	680,253	10,938,468
Modine Manufacturing Co.*	233,057	8,753,621
Superior Industries International, Inc.*	299,045	1,094,505
		20,786,594
Banks - 1.4%
Ameris Bancorp	126,751	5,532,681
Axos Financial, Inc.*	81,639	3,837,033
Old National Bancorp	206,754	3,521,021
Seacoast Banking Corp. of Florida	238,292	5,888,195
		18,778,930
Biotechnology - 1.0%
CareDx, Inc.*	719,904	7,854,152
Ironwood Pharmaceuticals, Inc.*	587,720	6,517,815
		14,371,967
Building Products - 2.3%
American Woodmark Corp.*	40,370	3,093,957
AZEK Co., Inc. (The)*	222,843	6,952,702
Gibraltar Industries, Inc.*	87,325	5,647,308
Insteel Industries, Inc.	115,256	3,717,006
Janus International Group, Inc.*	268,456	3,065,767
PGT Innovations, Inc.*	75,576	2,162,229
Quanex Building Products Corp.	247,610	6,967,745
		31,606,714
Capital Markets - 1.0%
B Riley Financial, Inc.	54,100	3,004,173
Evercore, Inc., Class A	50,371	6,803,107
Moelis & Co., Class A	90,460	4,417,162
		14,224,442
Chemicals - 3.0%
AdvanSix, Inc.	161,817	6,490,480
Huntsman Corp.	279,984	8,335,124
Ingevity Corp.*	110,007	7,042,648
Intrepid Potash, Inc.*	262,999	7,232,472
LSB Industries, Inc.*	720,620	8,049,325
Tronox Holdings plc, Class A	318,140	4,228,081
		41,378,130
Commercial Services & Supplies - 1.9%
ARC Document Solutions, Inc.	92,937	323,421
CECO Environmental Corp.*	208,019	2,504,549
Enviri Corp.*	16,297	153,681
Heritage-Crystal Clean, Inc.*	112,994	5,205,634
Performant Financial Corp.*	1,507,862	4,629,136
Quest Resource Holding Corp.*	312,841	2,071,007
Stericycle, Inc.*	157,010	6,671,355
VSE Corp.	89,226	4,795,897
		26,354,680
Communications Equipment - 2.3%
ADTRAN Holdings, Inc.	794,249	7,728,043
Aviat Networks, Inc.*	189,468	5,792,037
CalAmp Corp.*	554,862	516,022
Cambium Networks Corp.*	246,869	3,999,278
Ceragon Networks Ltd. (Israel)*	563,564	1,138,399
Comtech Telecommunications Corp.	300,760	3,055,721
Digi International, Inc.*	118,142	4,953,694
Lantronix, Inc.*	485,450	2,184,525
PCTEL, Inc.	423,666	2,097,147
		31,464,866
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	195,498	11,379,938
Arcosa, Inc.	83,549	6,448,312
Orion Group Holdings, Inc.*	513,933	1,927,249
		19,755,499
Consumer Staples Distribution & Retail - 0.8%
Chefs' Warehouse, Inc. (The)*	267,127	9,707,395
Natural Grocers by Vitamin Cottage, Inc.	87,259	1,086,375
		10,793,770
Containers & Packaging - 0.6%
Sealed Air Corp.	175,017	7,984,276

Diversified Consumer Services - 0.5%
Lincoln Educational Services Corp.*	393,452	2,797,444
Regis Corp.*	1,448,755	1,912,357
Universal Technical Institute, Inc.*	377,484	2,748,083
		7,457,884
Diversified REITs - 0.8%
Alexander & Baldwin, Inc., REIT	176,944	3,397,325
Armada Hoffler Properties, Inc., REIT	632,397	7,854,371
		11,251,696
Electrical Equipment - 1.1%
EnerSys	37,264	4,036,437
Generac Holdings, Inc.*	56,856	8,738,767
LSI Industries, Inc.	202,614	2,552,936
Orion Energy Systems, Inc.*	328,699	535,779
		15,863,919

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2023

Investments	Shares	Value ($)

Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries, Inc.	80,490	10,075,738
Airgain, Inc.*	421,094	2,000,197
Avnet, Inc.	111,898	5,427,053
Belden, Inc.	90,881	8,782,740
Benchmark Electronics, Inc.	155,782	4,129,781
Coherent Corp.*	235,368	11,147,028
Fabrinet (Thailand)*	51,234	6,334,572
Iteris, Inc.*	423,553	1,761,980
Kimball Electronics, Inc.*	142,224	4,150,096
Sanmina Corp.*	120,609	7,412,629
SmartRent, Inc.*	406,044	1,616,055
TTM Technologies, Inc.*	413,016	5,930,910
		68,768,779
Energy Equipment & Services - 2.8%
DMC Global, Inc.*	110,974	2,092,969
Helix Energy Solutions Group, Inc.*	302,968	2,908,493
Helmerich & Payne, Inc.	59,114	2,646,534
Liberty Energy, Inc., Class A	180,132	2,966,774
Newpark Resources, Inc.*	160,808	887,660
NexTier Oilfield Solutions, Inc.*	283,415	3,378,307
NOV, Inc.	172,910	3,472,033
Oil States International, Inc.*	747,996	6,013,888
ProPetro Holding Corp.*	700,597	7,314,233
RPC, Inc.	253,074	2,105,576
US Silica Holdings, Inc.*	339,244	4,413,564
		38,200,031
Financial Services - 1.0%
NMI Holdings, Inc., Class A*	262,174	7,002,667
Radian Group, Inc.	229,675	6,185,148
		13,187,815
Food Products - 1.1%
Hain Celestial Group, Inc. (The)*	394,866	5,002,952
Ingredion, Inc.	41,030	4,564,998
Real Good Food Co., Inc. (The), Class A*	290,768	1,221,226
Utz Brands, Inc.	288,170	4,826,847
		15,616,023
Ground Transportation - 0.6%
Daseke, Inc.*	570,918	4,441,742
Heartland Express, Inc.	254,302	4,157,838
		8,599,580
Health Care Equipment & Supplies - 3.0%
Accuray, Inc.*	621,672	2,648,323
Artivion, Inc.*	404,819	7,051,947
Embecta Corp.	130,067	2,775,630
Enovis Corp.*	79,102	5,054,618
Neuronetics, Inc.*	699,847	1,378,699
Orthofix Medical, Inc.*	296,478	5,837,652
QuidelOrtho Corp.*	119,576	10,446,159
Sight Sciences, Inc.*	494,388	4,350,614
Tactile Systems Technology, Inc.*	107,396	2,460,442
		42,004,084
Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.*	105,753	8,357,660
AdaptHealth Corp.*	266,515	3,661,916
Addus HomeCare Corp.*	29,827	2,731,258
Amedisys, Inc.*	65,174	5,920,406
Brookdale Senior Living, Inc.*	711,335	2,503,899
Community Health Systems, Inc.*	1,056,640	4,638,650
Enhabit, Inc.*	299,117	4,106,876
InfuSystem Holdings, Inc.*	365,278	3,769,669
Option Care Health, Inc.*	74,865	2,528,940
Patterson Cos., Inc.	273,859	9,007,222
Pennant Group, Inc. (The)*	335,665	3,853,434
Quipt Home Medical Corp.*	451,668	2,398,357
RadNet, Inc.*	38,446	1,271,794
Select Medical Holdings Corp.	50,452	1,514,065
Surgery Partners, Inc.*	129,265	4,993,507
Tenet Healthcare Corp.*	108,978	8,143,926
		69,401,579
Health Care REITs - 0.6%
Physicians Realty Trust, REIT	548,521	8,085,200

Health Care Technology - 0.8%
Health Catalyst, Inc.*	75,753	1,062,815
HealthStream, Inc.	228,110	5,127,913
iCAD, Inc.*	613,883	1,700,456
NextGen Healthcare, Inc.*	207,902	3,457,410
		11,348,594
Hotel & Resort REITs - 0.0% (a)
Chatham Lodging Trust, REIT	33,874	325,190

Hotels, Restaurants & Leisure - 5.0%
BJ's Restaurants, Inc.*	147,295	5,547,130
Bloomin' Brands, Inc.	138,408	3,719,023
Cheesecake Factory, Inc. (The)	247,403	9,099,482
Chuy's Holdings, Inc.*	195,880	8,146,649
Cracker Barrel Old Country Store, Inc.	71,207	6,636,492
Denny's Corp.*	533,676	6,276,030
Dine Brands Global, Inc.	125,408	7,564,611
Noodles & Co., Class A*	338,918	1,237,051
ONE Group Hospitality, Inc. (The)*	540,055	3,980,205
Potbelly Corp.*	529,678	5,058,425
Red Robin Gourmet Burgers, Inc.*	476,423	6,931,955
Six Flags Entertainment Corp.*	198,145	4,735,665
		68,932,718
Household Durables - 4.0%
Beazer Homes USA, Inc.*	318,309	10,704,732
Cavco Industries, Inc.*	10,316	3,049,925
Century Communities, Inc.	78,672	6,075,052
Dixie Group, Inc. (The)*	213,469	224,143
Installed Building Products, Inc.	28,469	4,213,981
LGI Homes, Inc.*	49,927	6,927,371
MDC Holdings, Inc.	91,719	4,703,350
Skyline Champion Corp.*	48,482	3,377,256

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2023

Investments	Shares	Value ($)

Snap One Holdings Corp.*	161,469	1,572,708
Sonos, Inc.*	266,119	4,561,280
Toll Brothers, Inc.	80,336	6,453,391
Universal Electronics, Inc.*	65,035	726,441
Vizio Holding Corp., Class A*	439,517	3,274,402
		55,864,032
Insurance - 2.2%
First American Financial Corp.	121,910	7,726,656
Kemper Corp.	75,263	3,836,155
Old Republic International Corp.	298,927	8,241,418
Stewart Information Services Corp.	220,703	10,401,732
		30,205,961
Interactive Media & Services - 0.9%
Cars.com, Inc.*	215,972	4,926,321
EverQuote, Inc., Class A*	508,331	3,598,983
QuinStreet, Inc.*	417,853	3,710,535
		12,235,839
IT Services - 0.3%
Backblaze, Inc., Class A*	74,408	389,154
Squarespace, Inc., Class A*	91,962	3,047,620
		3,436,774
Leisure Products - 0.6%
Clarus Corp.	196,324	1,747,283
Topgolf Callaway Brands Corp.*	360,207	7,193,334
		8,940,617
Machinery - 4.9%
Astec Industries, Inc.	137,133	6,774,370
Barnes Group, Inc.	218,313	8,579,701
Blue Bird Corp.*	70,979	1,486,300
CIRCOR International, Inc.*	140,700	7,836,990
Columbus McKinnon Corp.	150,049	6,353,075
EnPro Industries, Inc.	65,716	9,120,067
Graham Corp.*	223,818	3,133,452
John Bean Technologies Corp.	60,961	7,535,389
Luxfer Holdings plc (United Kingdom)	196,996	2,493,969
Manitex International, Inc.*	246,444	1,237,149
Park-Ohio Holdings Corp.	98,042	1,889,269
Shyft Group, Inc. (The)	235,197	3,393,893
Trinity Industries, Inc.	320,565	8,405,214
		68,238,838
Media - 0.4%
Magnite, Inc.*	301,218	4,557,429
Marchex, Inc., Class B*	478,344	937,554
		5,494,983
Metals & Mining - 3.0%
Carpenter Technology Corp.	138,235	8,274,747
Century Aluminum Co.*	478,572	4,450,720
Coeur Mining, Inc.*	1,277,492	3,934,675
Commercial Metals Co.	51,930	2,971,435
Ferroglobe plc*	1,036,281	5,616,643
Haynes International, Inc.	90,937	4,561,400
Hecla Mining Co.	845,582	4,870,552
Kaiser Aluminum Corp.	83,702	6,796,602
		41,476,774
Multi-Utilities - 0.5%
Black Hills Corp.	111,709	6,739,404

Oil, Gas & Consumable Fuels - 3.4%
Callon Petroleum Co.*	235,288	8,837,417
Dorian LPG Ltd.	147,553	4,388,226
Earthstone Energy, Inc., Class A*	353,475	5,648,531
Matador Resources Co.	157,165	8,743,089
Navigator Holdings Ltd.*	393,436	5,496,301
PBF Energy, Inc., Class A	93,587	4,439,767
Permian Resources Corp.	367,959	4,301,441
SM Energy Co.	112,550	4,084,439
Vertex Energy, Inc.*	267,102	1,407,628
		47,346,839
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	130,832	9,960,240

Passenger Airlines - 1.6%
Alaska Air Group, Inc.*	183,203	8,909,162
Allegiant Travel Co.*	53,836	6,659,513
JetBlue Airways Corp.*	877,243	6,816,178
		22,384,853
Pharmaceuticals - 1.1%
Assertio Holdings, Inc.*	992,963	5,649,960
Pacira BioSciences, Inc.*	222,845	8,100,416
Societal CDMO, Inc.*	1,509,197	1,282,817
		15,033,193
Professional Services - 0.3%
GEE Group, Inc.*	1,062,770	500,564
Heidrick & Struggles International, Inc.	109,510	2,986,338
		3,486,902
Retail REITs - 0.8%
Macerich Co. (The), REIT	170,675	2,176,106
Tanger Factory Outlet Centers, Inc., REIT	91,801	2,149,062
Whitestone REIT, REIT	670,795	6,922,604
		11,247,772
Semiconductors & Semiconductor Equipment - 8.3%
Alpha & Omega Semiconductor Ltd.*	332,196	10,922,604
Amkor Technology, Inc.	259,157	7,538,877
Amtech Systems, Inc.*	385,982	4,149,307
Axcelis Technologies, Inc.*	6,729	1,349,030
Cohu, Inc.*	142,773	6,232,041
Diodes, Inc.*	65,908	6,227,647
Everspin Technologies, Inc.*	215,944	2,075,222
FormFactor, Inc.*	201,288	7,479,862
Ichor Holdings Ltd.*	256,554	9,933,771
inTEST Corp.*	221,270	4,682,073
Kulicke & Soffa Industries, Inc. (Singapore)	111,556	6,679,973
MKS Instruments, Inc.	90,858	9,918,968
Onto Innovation, Inc.*	87,489	10,876,633
SMART Global Holdings, Inc.*	308,099	8,195,433

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2023

Investments	Shares	Value ($)

Ultra Clean Holdings, Inc.*	252,487	9,619,755
Veeco Instruments, Inc.*	306,830	8,640,333
		114,521,529
Software - 2.1%
Digital Turbine, Inc.*	130,955	1,419,552
Everbridge, Inc.*	330,427	10,190,369
SecureWorks Corp., Class A*	755,332	5,800,950
Synchronoss Technologies, Inc.*	891,357	882,354
Upland Software, Inc.*	473,632	1,870,846
Yext, Inc.*	539,444	5,243,396
Zeta Global Holdings Corp., Class A*	430,811	3,972,077
		29,379,544
Specialty Retail - 3.3%
America's Car-Mart, Inc.*	20,797	2,477,339
CarParts.com, Inc.*	703,273	3,530,430
Citi Trends, Inc.*	82,274	1,550,865
Container Store Group, Inc. (The)*	687,685	2,516,927
Lithia Motors, Inc., Class A	28,822	8,950,096
RH*	10,502	4,076,561
Shoe Carnival, Inc.	332,976	8,860,491
Sportsman's Warehouse Holdings, Inc.*	311,845	1,964,624
Tile Shop Holdings, Inc.*	254,885	1,621,069
Tilly's, Inc., Class A*	351,447	3,047,045
Zumiez, Inc.*	337,520	6,365,627
		44,961,074
Textiles, Apparel & Luxury Goods - 1.3%
Skechers USA, Inc., Class A*	59,386	3,300,674
Steven Madden Ltd.	238,685	7,967,305
Unifi, Inc.*	830,794	6,571,581
		17,839,560
Trading Companies & Distributors - 3.6%
Air Lease Corp.	225,287	9,538,652
FTAI Aviation Ltd.	261,930	8,436,765
H&E Equipment Services, Inc.	137,146	6,662,553
Herc Holdings, Inc.	74,911	10,025,339
NOW, Inc.*	240,030	2,733,942
Titan Machinery, Inc.*	144,804	4,622,144
Univar Solutions, Inc.*	71,172	2,572,156
WESCO International, Inc.	27,322	4,796,923
		49,388,474
TOTAL COMMON STOCKS (Cost $1,113,377,410)		1,277,049,957

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%

IT Services - 0.0%
Flexion, Inc., CVR*‡ (b) (Cost $27,801)	44,841	—

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 8.4%

INVESTMENT COMPANIES - 8.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (c)
(Cost $115,804,542)	115,804,542	115,804,542

Total Investments - 100.7% (Cost $1,229,209,753)		1,392,854,499
Liabilities in excess of other assets - (0.7%)		(9,607,216)
Net Assets - 100.0%		1,383,247,283

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2023.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

July 31, 2023

Industry Diversification for Portfolio Holdings	Percent of Net Assets

Aerospace & Defense	3.9%
Air Freight & Logistics	0.6
Automobile Components	1.5
Banks	1.4
Biotechnology	1.0
Building Products	2.3
Capital Markets	1.0
Chemicals	3.0
Commercial Services & Supplies	1.9
Communications Equipment	2.3
Construction & Engineering	1.4
Consumer Staples Distribution & Retail	0.8
Containers & Packaging	0.6
Diversified Consumer Services	0.5
Diversified REITs	0.8
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	5.0
Energy Equipment & Services	2.8
Financial Services	1.0
Food Products	1.1
Ground Transportation	0.6
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	5.0
Health Care REITs	0.6
Health Care Technology	0.8
Hotel & Resort REITs	0.0 *
Hotels, Restaurants & Leisure	5.0
Household Durables	4.0
Insurance	2.2
Interactive Media & Services	0.9
IT Services	0.3
Leisure Products	0.6
Machinery	4.9
Media	0.4
Metals & Mining	3.0
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	0.7
Passenger Airlines	1.6
Pharmaceuticals	1.1
Professional Services	0.3
Retail REITs	0.8
Semiconductors & Semiconductor Equipment	8.3
Software	2.1
Specialty Retail	3.3
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	3.6
Short-Term Investments	8.4
Total Investments	100.7%

* Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 95.8%

Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	3,376	646,031

Air Freight & Logistics - 1.3%
GXO Logistics, Inc.*	6,198	415,700

Automobile Components - 1.3%
Goodyear Tire & Rubber Co. (The)*	25,508	410,169

Biotechnology - 1.3%
CareDx, Inc.*	16,815	183,452
Exelixis, Inc.*	11,598	228,596
		412,048
Building Products - 3.6%
AZEK Co., Inc. (The)*	12,025	375,180
Lennox International, Inc.	1,973	724,959
		1,100,139
Capital Markets - 2.3%
Evercore, Inc., Class A	2,888	390,053
Raymond James Financial, Inc.	2,867	315,571
		705,624
Chemicals - 3.8%
Huntsman Corp.	10,417	310,114
International Flavors & Fragrances, Inc.	5,629	476,270
Westlake Corp.	2,777	381,837
		1,168,221
Construction & Engineering - 1.2%
Ameresco, Inc., Class A*	6,271	365,035

Consumer Staples Distribution & Retail - 3.5%
Casey's General Stores, Inc.	1,870	472,474
Performance Food Group Co.*	9,900	591,624
		1,064,098
Containers & Packaging - 0.9%
Sealed Air Corp.	6,225	283,984

Electrical Equipment - 4.3%
EnerSys	5,601	606,700
Generac Holdings, Inc.*	4,572	702,717
		1,309,417
Electronic Equipment, Instruments & Components - 5.1%
Belden, Inc.	4,125	398,640
Coherent Corp.*	13,539	641,207
Fabrinet (Thailand)*	1,830	226,261
Flex Ltd.*	5,506	150,644
Trimble, Inc.*	2,853	153,492
		1,570,244
Financial Services - 2.7%
Radian Group, Inc.	19,079	513,797
Rocket Cos., Inc., Class A*	30,335	331,562
		845,359
Food Products - 1.6%
Ingredion, Inc.	4,563	507,679

Ground Transportation - 1.8%
XPO, Inc.*	7,817	541,249

Health Care Equipment & Supplies - 3.2%
Enovis Corp.*	2,308	147,481
QuidelOrtho Corp.*	3,695	322,795
Zimmer Biomet Holdings, Inc.	3,682	508,669
		978,945
Health Care Providers & Services - 7.6%
Amedisys, Inc.*	4,520	410,597
Cardinal Health, Inc.	7,928	725,174
Quest Diagnostics, Inc.	3,555	480,672
Tenet Healthcare Corp.*	9,751	728,692
		2,345,135
Hotels, Restaurants & Leisure - 7.0%
Aramark	10,745	433,776
Cheesecake Factory, Inc. (The)	13,379	492,080
Chuy's Holdings, Inc.*	9,473	393,982
Cracker Barrel Old Country Store, Inc.	4,160	387,712
Denny's Corp.*	20,882	245,572
Vail Resorts, Inc.	861	202,757
		2,155,879
Household Durables - 5.0%
Beazer Homes USA, Inc.*	17,389	584,792
LGI Homes, Inc.*	4,270	592,463
Toll Brothers, Inc.	4,497	361,244
		1,538,499
Insurance - 2.2%
First American Financial Corp.	3,668	232,478
Old Republic International Corp.	16,476	454,243
		686,721
IT Services - 0.7%
Amdocs Ltd.	2,231	208,911

Leisure Products - 1.1%
Topgolf Callaway Brands Corp.*	17,781	355,087

Life Sciences Tools & Services - 2.4%
Avantor, Inc.*	14,425	296,722
Bio-Rad Laboratories, Inc., Class A*	414	167,819
Revvity, Inc.	2,174	267,294
		731,835
Machinery - 4.3%
Donaldson Co., Inc.	7,590	476,880
Dover Corp.	3,463	505,494
Ingersoll Rand, Inc.	5,176	337,837
		1,320,211

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)

Metals & Mining - 1.5%
Cleveland-Cliffs, Inc.*	25,453	449,245

Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	5,883	496,172
HF Sinclair Corp.	9,783	509,596
Matador Resources Co.	8,397	467,125
Permian Resources Corp.	26,882	314,251
		1,787,144
Pharmaceuticals - 1.4%
Pacira BioSciences, Inc.*	11,952	434,455

Semiconductors & Semiconductor Equipment - 9.2%
Amkor Technology, Inc.	17,676	514,195
Entegris, Inc.	2,852	312,893
MKS Instruments, Inc.	6,820	744,539
ON Semiconductor Corp.*	6,549	705,655
Onto Innovation, Inc.*	4,401	547,132
		2,824,414
Specialty Retail - 3.9%
Chewy, Inc., Class A*	7,051	239,029
Lithia Motors, Inc., Class A	1,689	524,485
RH*	1,109	430,481
		1,193,995
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.*	250	135,922
Skechers USA, Inc., Class A*	2,207	122,665
Steven Madden Ltd.	8,078	269,644
		528,231
Trading Companies & Distributors - 2.0%
Air Lease Corp.	14,292	605,123

TOTAL COMMON STOCKS (Cost $25,020,804)		29,488,827

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (a)
(Cost $1,051,323)	1,051,323	1,051,323

Total Investments - 99.2% (Cost $26,072,127)		30,540,150
Other assets less liabilities - 0.8%		233,707
Net Assets - 100.0%		30,773,857

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2023.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets

Aerospace & Defense	2.1%
Air Freight & Logistics	1.3
Automobile Components	1.3
Biotechnology	1.3
Building Products	3.6
Capital Markets	2.3
Chemicals	3.8
Construction & Engineering	1.2
Consumer Staples Distribution & Retail	3.5
Containers & Packaging	0.9
Electrical Equipment	4.3
Electronic Equipment, Instruments & Components	5.1
Financial Services	2.7
Food Products	1.6
Ground Transportation	1.8
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	7.6
Hotels, Restaurants & Leisure	7.0
Household Durables	5.0
Insurance	2.2
IT Services	0.7
Leisure Products	1.1
Life Sciences Tools & Services	2.4
Machinery	4.3
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	1.4
Semiconductors & Semiconductor Equipment	9.2
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	2.0
Short-Term Investments	3.4
Total Investments	99.2%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 82.2%

Australia - 2.6%
Glencore plc	51,641	314,051

Belgium - 1.0%
Shurgard Self Storage Ltd., REIT	2,775	126,625

Brazil - 1.8%
Wheaton Precious Metals Corp.	4,921	220,664

Canada - 9.8%
Canadian National Railway Co.	1,622	196,611
Canadian Pacific Kansas City Ltd.	2,244	184,639
Franco-Nevada Corp.	1,188	173,355
Imperial Oil Ltd.	5,768	310,741
Nutrien Ltd.	3,635	250,493
StorageVault Canada, Inc.	20,393	75,624
		1,191,463
Faroe Islands - 1.1%
Bakkafrost P/F	2,257	131,344

France - 1.0%
Air Liquide SA	690	124,058

Germany - 1.9%
FUCHS SE (Preference)	5,771	238,883

Hong Kong - 4.0%
CK Asset Holdings Ltd.	30,000	173,732
Guoco Group Ltd.	11,000	89,642
Hongkong Land Holdings Ltd.	37,000	131,858
Hysan Development Co. Ltd.	42,000	99,244
		494,476
Ireland - 0.8%
CRH plc	1,585	94,420

Israel - 0.7%
ICL Group Ltd.	12,120	81,083

Japan - 4.3%
Kansai Paint Co. Ltd.	10,800	177,027
Komatsu Ltd.	10,100	282,946
Shin-Etsu Chemical Co. Ltd.	1,900	62,595
		522,568
Mexico - 3.3%
GMexico Transportes SAB de CV (a)	24,970	59,499
Grupo Mexico SAB de CV, Series B	43,275	224,942
Prologis Property Mexico SA de CV, REIT	31,375	116,225
		400,666
Netherlands - 2.5%
Shell plc	10,078	310,008

Russia - 0.0%
Alrosa PJSC*‡ (b)	48,132	—

Singapore - 2.6%
Sheng Siong Group Ltd.	94,000	115,950
UOL Group Ltd.	38,100	201,594
		317,544
South Korea - 1.0%
Samsung Electronics Co. Ltd. (Preference)	2,723	122,646

Spain - 1.5%
Aena SME SA (a)	1,134	181,091

United Kingdom - 5.5%
Berkeley Group Holdings plc	2,020	112,631
Big Yellow Group plc, REIT	9,310	128,126
Great Portland Estates plc, REIT	5,807	31,866
United Utilities Group plc	26,016	333,617
Victrex plc	3,026	60,082
		666,322
United States - 36.8%
American Homes 4 Rent, Class A, REIT	7,265	272,292
American Water Works Co., Inc.	857	126,348
Ball Corp.	695	40,790
Boston Properties, Inc., REIT	2,994	199,490
Charter Communications, Inc., Class A*	527	213,535
Comcast Corp., Class A	3,000	135,780
Cummins, Inc.	465	121,272
Deere & Co.	135	57,996
Douglas Emmett, Inc., REIT	8,269	121,554
EOG Resources, Inc.	612	81,108
Equinix, Inc., REIT	129	104,480
Equity Residential, REIT	3,281	216,349
Extra Space Storage, Inc., REIT	782	109,144
Exxon Mobil Corp.	3,025	324,401
HCA Healthcare, Inc.	581	158,503
IDACORP, Inc.	1,138	117,009
Ivanhoe Electric, Inc.*	2,354	38,276
Mid-America Apartment Communities, Inc., REIT	862	129,007
NOV, Inc.	19,050	382,524
PPG Industries, Inc.	661	95,118
Royal Gold, Inc.	1,519	182,493
RPM International, Inc.	2,030	209,719
SBA Communications Corp., REIT	842	184,356
Schlumberger NV	6,545	381,835
Terreno Realty Corp., REIT	871	51,685
UGI Corp.	5,870	158,431
Walmart, Inc.	418	66,821

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Investments	Shares	Value ($)

Williams Cos., Inc. (The)	6,093	209,904
		4,490,220
TOTAL COMMON STOCKS (Cost $9,594,173)		10,028,132

Investments	Ounces	Value ($)

COMMODITIES - 9.7%

Gold bullion*
(Cost $1,072,789)	602	1,181,969

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 4.4%

United States - 4.4%
Black Stone Minerals LP	7,444	132,057
Enterprise Products Partners LP	8,585	227,588
Magellan Midstream Partners LP	2,701	178,995
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 443,576)		538,640

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 0.5%

United States
iShares Gold Trust
(Cost $55,105)	1,640	61,008

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS- 2.8%

INVESTMENT COMPANIES - 2.8%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.28% (c) (Cost $338,903)	338,903	338,903

Total Investments - 99.6% (Cost $11,504,546)		12,148,652
Other assets less liabilities - 0.4%		52,183
Net Assets - 100.0%		12,200,835

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of July 31, 2023.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets

Chemicals	10.7%
Commodities	9.7
Commodity Funds	0.5
Construction Materials	0.8
Consumer Staples Distribution & Retail	1.4
Containers & Packaging	0.3
Electric Utilities	1.0
Energy Equipment & Services	6.2
Food Products	1.1
Gas Utilities	1.3
Ground Transportation	3.6
Health Care Providers & Services	1.3
Household Durables	0.9
Industrial Conglomerates	0.7
Industrial REITs	1.4
Machinery	3.8
Media	2.9
Metals & Mining	9.4
Office REITs	2.9
Oil, Gas & Consumable Fuels	14.6
Real Estate Management & Development	6.6
Residential REITs	5.1
Specialized REITs	4.4
Technology Hardware, Storage & Peripherals	1.0
Transportation Infrastructure	1.5
Water Utilities	3.7
Short-Term Investments	2.8
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

Note 1 – Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2023, the Trust consists of ten separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund, First Eagle Rising Dividend Fund (formerly named First Eagle Fund of America), First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Rising Dividend Fund seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Global Real Assets Fund seeks long-term growth of capital.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares, except for the First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On February 28, 2022, First Eagle Rising Dividend Fund’s Class Y shares converted into Class A shares. As a result, Class Y shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non- qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2023, the First Eagle Global Cayman Fund, Ltd. has $4,833,760,873 in net assets, representing 9.58% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2023, the First Eagle Overseas Cayman Fund, Ltd. has $1,032,478,592 in net assets, representing 7.92% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2023, the First Eagle U.S. Value Cayman Fund, Ltd. has $142,503,672 in net assets, representing 11.44% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2023, the First Eagle Gold Cayman Fund, Ltd. has $500,964,671 in net assets, representing 21.34% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of July 31, 2023, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,258,596 in net assets, representing 10.32% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2023:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Common Stocks	$24,380,203,585	$14,364,405,306 (a)	$–		$38,744,608,891
Corporate Bonds	–	–	4,995,471	(b)	4,995,471
Commodities *	–	5,432,447,017	–		5,432,447,017
Foreign Government Securities	–	375,443,088	–		375,443,088
Short-Term Investments	2,812,064	5,823,480,930	–		5,826,292,994
Forward Foreign Currency Exchange Contracts**	–	19,351,915	–		19,351,915
Total	$24,383,015,649	$26,015,128,256	$4,995,471		$50,403,139,376

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(5,448,727)	$–		$(5,448,727)
Total	$–	$(5,448,727)	$–		$(5,448,727)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

	Corporate Bonds	Foreign Government Securities	Total
Beginning Balance —market value	$5,207,318	$131,252,430	$136,459,748
Purchases(1)	—	—	—
Sales(2)	—	(147,050,116)	(147,050,116)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	38,112	(1,212,842)	(1,174,730)
Realized Gains (Losses)	—	(56,576,978)	(56,576,978)
Change in Unrealized Appreciation (Depreciation)	(249,959)	73,587,506	73,337,547
Ending Balance — market value	$4,995,471	$—	$4,995,471
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(249,959)	$—	$(249,959)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total

Assets:
Common Stocks	$2,677,906,820	$7,780,655,884 (a)	$16,713,604	$10,475,276,308
Commodities *	–	1,424,466,961	–	1,424,466,961
Foreign Government Securities	–	219,914,108	–	219,914,108
Short-Term Investments	94,099	925,811,476	–	925,905,575
Forward Foreign Currency Exchange Contracts**	–	11,089,314	–	11,089,314
Total	$2,678,000,919	$10,361,937,743	$16,713,604	$13,056,652,266

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(2,527,823)	$–	$(2,527,823)
Total	$–	$(2,527,823)	$–	$(2,527,823)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

	Common Stocks	Foreign Government Security		Total
Beginning Balance —market value	$14,924,062	$128,237,726		$143,161,788
Purchases(1)	—	—		—
Sales(2)	—	(64,309,808)		(64,309,808)
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	(70,831,127	)(a)	(70,831,127)
Accrued discounts/ (premiums)	—	(484,564)		(484,564)
Realized Gains (Losses)	—	(25,493,559)		(25,493,559)
Change in Unrealized Appreciation (Depreciation)	1,789,542	32,881,332		34,670,874
Ending Balance — market value	$16,713,604	$—		$16,713,604
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,789,542	$—		$1,789,542

(a)	Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Common Stocks	16,713,604	Market Comparable Companies	Enterprise Value Multiple	0.36X - 9.35X (4.89X)	Increase

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Value Fund

Description†	Level 1	Level 2		Level 3‡		Total

Assets:
Common Stocks	$901,804,679	$4,239,329	(a)	$–		$906,044,008
Convertible Preferred Stocks	5,176,500	–		–		5,176,500
Corporate Bonds	–	652,657		3,913,824	(b)	4,566,481
Commodities *	–	142,508,775		–		142,508,775
Master Limited Partnerships	38,866,507	–		–		38,866,507
Short-Term Investments	30,364	148,114,688		–		148,145,052
Total	$945,878,050	$295,515,449		$3,913,824		$1,245,307,323

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

Corporate Bonds
Beginning Balance —market value	$3,954,544
Purchases(1)	—
Sales(2)	(413,200)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	144,149
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	228,331
Ending Balance — market value	$3,913,824
Change in unrealized gains or (losses) relating to assets still held at reporting date	$228,331

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total

Assets:
Common Stocks	$1,426,070,638	$173,429,984	(a)	$–	$1,599,500,622
Commodities *	–	501,025,811		–	501,025,811
Rights	3,862,152	–		–	3,862,152
Short-Term Investments	108,595	212,819,611		–	212,928,206
Total	$1,430,041,385	$887,275,406		$–	$2,317,316,791

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Common Stocks	$540,312,699	$520,802,541 (a)	$–		$1,061,115,240
Convertible Preferred Stocks	25,898,034	–	–		25,898,034
Corporate Bonds	–	178,224,892	13,884,802	(b)	192,109,694
Commodities *	–	109,819,061	–		109,819,061
Foreign Government Securities	–	29,498,638	–		29,498,638
Loan Assignments	–	1,747,725	–		1,747,725
Master Limited Partnerships	31,896,302	–	–		31,896,302
Preferred Stocks	23,210,193	–	–		23,210,193
U.S. Treasury Obligations	–	222,956,852	–		222,956,852
Short-Term Investments	83,289	62,623,065	–		62,706,354
Forward Foreign Currency Exchange Contracts**	–	470,676	–		470,676
Total	$621,400,517	$1,126,143,450	$13,884,802		$1,761,428,769

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(173,460)	$–		$(173,460)
Written Options	(2,755,903)	–	–		(2,755,903)
Total	$(2,755,903)	$(173,460)	$–		$(2,929,363)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

	Corporate Bonds		Foreign Government Securities		Total
Beginning Balance —market value	$10,795,940		$7,890,932		$18,686,872
Purchases(1)	1,855,000		—		1,855,000
Sales(2)	(1,708,120)		(3,259,825)		(4,967,945)
Transfer In — Level 3	1,710,774	(a)	—		1,710,774
Transfer Out — Level 3	—		(4,976,954	)(b)	(4,976,954)
Accrued discounts/ (premiums)	141,446		16,871		158,317
Realized Gains (Losses)	8,112		(1,651,416)		(1,643,304)
Change in Unrealized Appreciation (Depreciation)	1,081,650		1,980,392		3,062,042
Ending Balance — market value	$13,884,802		$—		$13,884,802
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,081,650		$—		$1,081,650

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(b)	Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Corporate Bonds	$–	$160,828,624	$4,484,207	(b)	$165,312,831
Loan Assignments	–	2,868,511	–		2,868,511
Short-Term Investments	4,334	10,846,279	–		10,850,613
Total	$4,334	$174,543,414	$4,484,207		$179,031,955

(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

	Corporate Bonds
Beginning Balance —market value	$2,968,761
Purchases(1)	—
Sales(2)	(475,900)
Transfer In — Level 3	1,656,781	(a)
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	16,247
Realized Gains (Losses)	4,850
Change in Unrealized Appreciation (Depreciation)	313,468
Ending Balance — market value	$4,484,207
Change in unrealized gains or (losses) relating to assets still held at reporting date	$313,468

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total

Assets:
Common Stocks	$365,156,197	$18,244,119	(a)	$–	$383,400,316
Master Limited Partnerships	9,339,844	–		–	9,339,844
Short-Term Investments	3,301	10,219,378		–	10,222,679
Total	$374,499,342	$28,463,497		$–	$402,962,839

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Common Stocks	$1,277,049,957	$–	$–		$1,277,049,957
Rights	–	–	–	^	–
Short-Term Investments	115,804,542	–	–		115,804,542
Total	$1,392,854,499	$–	$–		$1,392,854,499

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

Rights
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Rights	-^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0% (0%)	Increase

^ Fair value represents zero.

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$29,488,827	$–	$–	$29,488,827
Short-Term Investments	1,051,323	–	–	1,051,323
Total	$30,540,150	$–	$–	$30,540,150

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total

Assets:
Common Stocks	$6,510,382	$3,517,750	(a)	$ –	^	$10,028,132
Commodities *	–	1,181,969		–		1,181,969
Exchange-Traded Funds	61,008	–		–		61,008
Master Limited Partnerships	538,640	–		–		538,640
Short-Term Investments	338,903	–		–		338,903
Total	$7,448,933	$4,699,719		$–		$12,148,652

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

Fair Value Level 3 activity for the nine-month period ended July 31, 2023 was as follows:

Common Stocks
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of July 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input(a)
Common Stocks	-^	Discounted Cash Flow	Estimated Recoverability	0% (0%)	Increase

^ Fair value represents zero.

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended July 31, 2023, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

			First Eagle
			Global
	First Eagle	First Eagle	Income
	Global	Overseas	Builder
	Fund	Fund	Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$15,963,804	$6,582,750	$431,670
Average Settlement Value — Sold	602,241,986	309,199,590	19,577,959

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At July 31, 2023, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$19,351,915	$5,448,727	$(31,801,358)	$14,499,701

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$11,089,314	$2,527,823	$(15,882,552)	$8,814,919

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$470,676	$173,460	$(1,066,103)	$314,283

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of July 31, 2023:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$5,953,226	$–	$(5,898,823)	$54,403
Goldman Sachs	4,505,551	(2,472,159)	(2,010,000)	23,392
JPMorgan Chase Bank	4,304,886	(1,449,434)	(2,854,192)	1,260
UBS AG	4,588,252	(1,527,134)	(3,019,026)	42,092
	$19,351,915	$(5,448,727)	$(13,782,041)	$121,147

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$2,472,159	$(2,472,159)	$–	$–
JPMorgan Chase Bank	1,449,434	(1,449,434)	–	–
UBS AG	1,527,134	(1,527,134)	–	–
	$5,448,727	$(5,448,727)	$–	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,382,850	$–	$(3,355,780)	$27,070
Goldman Sachs	2,617,104	(986,285)	(1,620,000)	10,819
JPMorgan Chase Bank	2,542,878	(613,909)	(1,928,969)	–
UBS AG	2,546,482	(927,629)	(1,600,048)	18,805
	$11,089,314	$(2,527,823)	$(8,504,797)	$56,694

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$986,285	$(986,285)	$–	$–
JPMorgan Chase Bank	613,909	(613,909)	–	–
UBS AG	927,629	(927,629)	–	–
	$2,527,823	$(2,527,823)	$–	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$154,787	$–	$(112,304)	$42,483
Goldman Sachs	126,291	(68,489)	–	57,802
JPMorgan Chase Bank	93,584	(41,543)	–	52,041
UBS AG	96,014	(63,428)	–	32,586
	$470,676	$(173,460)	$(112,304)	$184,912

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$68,489	$(68,489)	$–	$–
JPMorgan Chase Bank	41,543	(41,543)	–	$–
UBS AG	63,428	(63,428)	–	$–
	$173,460	$(173,460)	$–	$–

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of July 31, 2023, portfolio securities valued at $113,584,981 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended July 31, 2023, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	14,270

At July 31, 2023, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
				Change in
	Asset Derivative	Liability Derivative	Net Realized	Appreciation
Risk Type	Fair Value	Fair Value	Gains (Losses)	(Depreciation)
Equity — Written options	$—	$2,755,903	$3,745,012	$821,416

e)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

f)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

g)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

h)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

i)	New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update (“ASU”) 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 949)” which extends the effective period of ASU 2020-04 through December 31, 2024.There is no material impact to the financial statements and related disclosures.

In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which is intended to address issues identified during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. There is no material impact to the financial statements and related disclosure.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this new standard.